UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number:  811-08229
              ____________________________________________________

                                 UBS Index Trust
    ________________________________________________________________________
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
    ________________________________________________________________________
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS.
---------------------------------

[LOGO OF UBS] UBS Global Asset
                  Management

              UBS S&P 500 INDEX FUND
              SEMIANNUAL REPORT
              NOVEMBER 30, 2005

UBS S&P 500 INDEX FUND

January 15, 2006

DEAR SHAREHOLDER,

We present you with the semiannual report for UBS S&P 500 Index Fund (the "Fund") for the six months ended November 30, 2005.

PERFORMANCE

The Fund's investment goal is to replicate the total return of the S&P 500 Index (the "Index"), before fees and expenses. It seeks to accomplish this goal by buying and holding substantially all of the common stocks that compose the Index.

Over the six months ended November 30, 2005, the Fund's Class A shares produced a 5.56% return, net of expenses, but before deducting any sales charges (after deducting maximum sales charges, the return was 2.88%). These results underperformed the 5.88% return of the Index. During the same period, the median return for the Fund's peer group, the Lipper S&P 500 Index Objective Funds, was 5.63%. The Fund's underperformance versus the Index is largely attributable to the effect of fees and expenses embedded in the Fund that aren't embedded in the Index. Bear in mind that it is not possible to invest directly in an index. (Returns for all share classes over various time periods are shown in "Performance at a Glance" on pages 5 and 6; please note the returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.)

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

INVESTMENT GOAL:

Replicate the total return of the S&P 500 Index, before fees and expenses.

PORTFOLIO MANAGERS:

Portfolio Management Team, including Ian Ashment

UBS Global Asset Management (US) Inc.

COMMENCEMENT:

Class A--October 2, 1998
Class B--November 7, 2003
Class C--October 7, 1998
Class C-2--November 7, 2003
Class Y--December 31, 1997

DIVIDEND PAYMENTS:

Annually, if any

--------------------------------------------------------------------------------

AN INTERVIEW WITH LEAD PORTFOLIO MANAGER IAN ASHMENT

Q: WHAT WAS THE ECONOMIC ENVIRONMENT DURING THE FUND'S SEMIANNUAL PERIOD?

A: During the reporting period, the US economy remained quite robust, despite a number of setbacks. Gross domestic product (GDP) for the third quarter 2005 came in at 4.1%, ahead of analysts' estimates, and was the highest it has been in the last six quarters. Unemployment generally remained low, while the dollar continued to strengthen in the currency market. The past six months were also marked by record-high oil and gas prices and a devastating hurricane season, making the positive economic data reported that much more noteworthy.

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

Q: HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE ECONOMIC
   ENVIRONMENT?

A: The Fed met four times during the reporting period and once after the period ended, and raised rates by 25 basis points in each session. In total, the Fed has raised rates a total of 13 times since this tightening campaign began in June 2004, increasing the Federal Funds rate from 1.00% to 4.25%.

Q: WHAT WERE SOME OF THE TRENDS THAT DROVE STOCK PRICES HIGHER DURING THE
   REPORTING PERIOD?

A: The S&P 500 Index was relatively volatile during the past six months, moving up and down within a fairly narrow trading range before posting gains in the final six weeks of the period. The Index's performance at the end of the period was consistent with the fourth quarter rally many market observers had been predicting.

   One of the forces driving that rally was a drop in oil prices from their historic highs. After breaking the $70 mark earlier in the summer, oil traded in the neighborhood of $60 per barrel for much of October and November, and the concurrent decline in gasoline and home-heating costs was a welcome break for consumers.

   Corporate profitability remained high throughout the reporting period, and the Fed reiterated its commitment to "measured" rate hikes, though the consensus is that a pause is likely sometime in the first half of 2006. Taken together, we believe these are generally positive indicators for equities, and investors seem to have taken note.

Q: CAN YOU DESCRIBE SOME OF THE SECTORS AND STOCKS THAT PERFORMED WELL, AND
   THOSE THAT DIDN'T, DURING THE SEMIANNUAL PERIOD?

A: The market's rally was broad in scope, as every sector of the S&P 500 Index, with the exception of health care, rose in value over the period. The decline in health care was relatively modest, and limited primarily to large, brand-name pharmaceutical companies and a handful of medical goods and services companies. Energy, materials, financials and information technology all posted solid gains. Consumer discretionary and consumer staples registered more modest gains.

   On an individual stock level, Express Scripts and King Pharmaceuticals were two of the best performing stocks, both in the health care sector. Apple Computer, JDS Uniphase, and Phelps Dodge also posted extremely solid gains. The Fund's weakest performers were Avon Products, Lexmark International, Tenet Healthcare, Mercury Interactive and Calpine Corp.

--------------------------------------------------------------------------------
2

UBS S&P 500 INDEX FUND

Q: FROM A STYLE STANDPOINT, WHICH TENDED TO PERFORM BETTER: GROWTH STOCKS OR
   VALUE STOCKS?

A: During the past six months, growth stocks outperformed value stocks, having lagged them for much of the past five years. The Russell 1000 Growth Index gained 7.05% over the period, while the Russell 1000 Value Index rose 5.72%. The Fund, like the S&P 500 Index, is composed of both growth and value stocks.

Q: WHAT IS YOUR OUTLOOK FOR THE ECONOMY?

A: The US economy appears to be on solid footing, and we expect that it will continue to expand over the course of 2006. In terms of the US stock market, in recent months, we have seen periods of volatility driven by concerns over rising interest rates, geopolitical events and increasing oil prices. These psychological barriers aside, we believe that at this point US stock prices are somewhat undervalued. Looking ahead, should the economy continue to improve and inflation remain in check, we feel that stocks will continue to be rewarding for long-term investors, but these rewards are not without their risks.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on UBS funds,* please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

/s/ W. Douglas Beck

W. DOUGLAS BECK, CFA
President
UBS S&P 500 Index Fund
Executive Director
UBS Global Asset Management (US) Inc.

/s/ Ian Ashment

IAN ASHMENT
Lead Portfolio Manager
UBS S&P 500 Index Fund
Executive Director
UBS Global Asset Management (US) Inc.

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended November 30, 2005. The views and opinions in the letter were current as of January 15, 2006. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views or results expressed should not be relied upon as a forecast of the Fund's future investment intent. S&P 500(R) is a trademark of The McGraw-Hill Companies, Inc. (McGraw-Hill) and has been licensed for use by UBS Global Asset Management. The Fund has not been passed on by McGraw-Hill as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by McGraw-Hill. THE ENTITY MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

We encourage you to consult your financial advisor regarding your personal investment program.

 * Mutual funds are sold by prospectus only. You should read it carefully and consider a fund's investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

--------------------------------------------------------------------------------
4

UBS S&P 500 INDEX FUND

PERFORMANCE AT A GLANCE (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 11/30/05

                                                                                                         SINCE
                                                            6 MONTHS         1 YEAR       5 YEARS     INCEPTION(o)
-------------------------------------------------------------------------------------------------------------------
                                             Class A*         5.56%           7.81%         0.00%         4.22%
                                             ----------------------------------------------------------------------
                                             Class B**        5.33            7.39           N/A          9.44
                                             ----------------------------------------------------------------------
Before Deducting Maximum Sales Charge        Class C***       5.18            7.01         (0.75)         3.47
                                             ----------------------------------------------------------------------
                                             Class C-2****    5.33            7.36           N/A          9.42
                                             ----------------------------------------------------------------------
                                             Class Y*****     5.67            8.09          0.24          4.37
-------------------------------------------------------------------------------------------------------------------
                                             Class A*         2.88            5.13         (0.50)         3.85
                                             ----------------------------------------------------------------------
After Deducting Maximum Sales Charge         Class B**        2.33            4.39           N/A          8.55
                                             ----------------------------------------------------------------------
                                             Class C***       4.18            6.01         (0.75)         3.47
                                             ----------------------------------------------------------------------
                                             Class C-2****    4.68            6.71           N/A          9.42
-------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                 5.88            8.44          0.64          4.83
-------------------------------------------------------------------------------------------------------------------
Lipper S&P 500 Index Objective Funds median                   5.63            7.99          0.17          4.42
-------------------------------------------------------------------------------------------------------------------

For the Fund's most recent quarter-end performance information, please refer to the "Average Annual Total Return" table on page 6.

  (o) Since inception returns for the Fund are calculated as of the commencement of issuance on October 2, 1998 for Class A shares; November 7, 2003 for Class B shares; October 7, 1998 for Class C shares; November 7, 2003 for Class C-2 shares; and December 31, 1997 for Class Y shares. Since inception returns for the S&P 500 Index and the Lipper S&P 500 Index Objective Funds median are calculated as of December 31, 1997, which is the inception date of the oldest share class (Class Y).

    * Maximum sales charge for Class A shares is 2.5%. Class A shares bear ongoing 12b-1 service fees.

   ** Maximum contingent deferred sales charge for Class B shares is 3% imposed on redemptions and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 service and distribution fees.

  *** Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 service and distribution fees.

 **** Maximum contingent deferred sales charge for Class C-2 shares is 0.65%
      imposed on redemptions and is reduced to 0% after one year. Class C-2 shares bear ongoing 12b-1 service and distribution fees. Class C-2 shares are only eligible for purchase by existing Class C-2 shareholders.

***** The Fund offers Class Y shares to a limited group of eligible investors.
      Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for periods of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit http://www.ubs.com.

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

PERFORMANCE AT A GLANCE (UNAUDITED) (CONCLUDED)

The S&P 500 Index is an unmanaged weighted index composed of 500 widely held common stocks varying in composition, and is not available for direct investment.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper median is the return of the fund that places in the middle of the peer group.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED 12/31/05

                                                                                                        SINCE
                                                            6 MONTHS         1 YEAR       5 YEARS     INCEPTION+
----------------------------------------------------------------------------------------------------------------
                                             Class A*         5.43%           4.30%        (0.09)%        4.16%
                                             -------------------------------------------------------------------
                                             Class B**        5.28            3.91           N/A          9.02
                                             -------------------------------------------------------------------
Before Deducting Maximum Sales Charge        Class C***       5.06            3.47         (0.84)         3.42
                                             -------------------------------------------------------------------
                                             Class C-2****    5.18            3.82           N/A          9.00
                                             -------------------------------------------------------------------
                                             Class Y*****     5.51            4.54          0.15          4.32
----------------------------------------------------------------------------------------------------------------
                                             Class A*         2.76            1.69         (0.60)         3.80
                                             -------------------------------------------------------------------
After Deducting Maximum Sales Charge         Class B**        2.28            0.91           N/A          8.18
                                             -------------------------------------------------------------------
                                             Class C***       4.06            2.47         (0.84)         3.42
                                             -------------------------------------------------------------------
                                             Class C-2****    4.53            3.17           N/A          9.00
----------------------------------------------------------------------------------------------------------------

    + Since inception returns for the Fund are calculated as of the commencement of issuance on October 2, 1998 for Class A shares; November 7, 2003 for Class B shares; October 7, 1998 for Class C shares; November 7, 2003 for Class C-2 shares; and December 31, 1997 for Class Y shares.

    * Maximum sales charge for Class A shares is 2.5%. Class A shares bear ongoing 12b-1 service fees.

   ** Maximum contingent deferred sales charge for Class B shares is 3% imposed on redemptions and is reduced to 0% after a maximum of six years. Class B shares bear ongoing 12b-1 service and distribution fees.

  *** Maximum contingent deferred sales charge for Class C shares is 1% imposed on redemptions and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 service and distribution fees.

 **** Maximum contingent deferred sales charge for Class C-2 shares is 0.65%
      imposed on redemptions and is reduced to 0% after one year. Class C-2 shares bear ongoing 12b-1 service and distribution fees. Class C-2 shares are only eligible for purchase by existing Class C-2 shareholders.

***** The Fund offers Class Y shares to a limited group of eligible investors.
      Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates. Total returns for periods of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit http://www.ubs.com.

--------------------------------------------------------------------------------
6

UBS S&P 500 INDEX FUND

UNDERSTANDING YOUR FUND'S EXPENSES (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable); including sales charges (loads); and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees (if applicable); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2005 to November 30, 2005.

ACTUAL EXPENSES

The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as sales charges (loads). Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

UNDERSTANDING YOUR FUND'S EXPENSES (UNAUDITED) (CONCLUDED)

                                             Beginning          Ending            Expenses Paid
                                           Account Value     Account Value        During Period*
                                           June 1, 2005    November 30, 2005   06/01/05 to 11/30/05
---------------------------------------------------------------------------------------------------
Class A      Actual                          $1,000.00         $1,055.60              $3.61
---------------------------------------------------------------------------------------------------
             Hypothetical (5% annual
             return before expenses)          1,000.00          1,021.56               3.55
---------------------------------------------------------------------------------------------------
Class B      Actual                           1,000.00          1,053.30               5.66
---------------------------------------------------------------------------------------------------
             Hypothetical (5% annual
             return before expenses)          1,000.00          1,019.55               5.57
---------------------------------------------------------------------------------------------------
Class C      Actual                           1,000.00          1,051.80               7.46
---------------------------------------------------------------------------------------------------
             Hypothetical (5% annual
             return before expenses)          1,000.00          1,017.80               7.33
---------------------------------------------------------------------------------------------------
Class C-2    Actual                           1,000.00          1,053.30               5.66
---------------------------------------------------------------------------------------------------
             Hypothetical (5% annual
             return before expenses)          1,000.00          1,019.55               5.57
---------------------------------------------------------------------------------------------------
Class Y      Actual                           1,000.00          1,056.70               2.32
---------------------------------------------------------------------------------------------------
             Hypothetical (5% annual
             return before expenses)          1,000.00          1,022.81               2.28
---------------------------------------------------------------------------------------------------

    * Expenses are equal to the Fund's annualized net expense ratios: Class A:
      0.70%, Class B: 1.10%, Class C: 1.45%, Class C-2: 1.10% and Class Y:
      0.45%, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
8

UBS S&P 500 INDEX FUND

PORTFOLIO STATISTICS (UNAUDITED)

CHARACTERISTICS                 11/30/05                                 5/31/05                               11/30/04
------------------------------------------------------------------------------------------------------------------------
Net Assets (mm)                  $225.5                                  $222.2                                  $234.1
------------------------------------------------------------------------------------------------------------------------
Number of Securities              490                                     479                                     470
------------------------------------------------------------------------------------------------------------------------

PORTFOLIO COMPOSITION*           11/30/05                                5/31/05                               11/30/04
------------------------------------------------------------------------------------------------------------------------
Common Stocks                      99.7%                                   99.8%                                   99.8%
------------------------------------------------------------------------------------------------------------------------
Futures                             0.0**                                   0.0**                                    --
------------------------------------------------------------------------------------------------------------------------
Cash Equivalents and Other
   Assets Less Liabilities          0.3                                     0.2                                     0.2
------------------------------------------------------------------------------------------------------------------------
TOTAL                             100.0%                                  100.0%                                  100.0%
========================================================================================================================

TOP FIVE SECTORS*                11/30/05                                5/31/05                               11/30/04
------------------------------------------------------------------------------------------------------------------------
Financials                         21.5%      Financials                   20.4%     Financials                    20.4%
------------------------------------------------------------------------------------------------------------------------
Information Technology             14.9       Information Technology       14.8      Information Technology        15.5
------------------------------------------------------------------------------------------------------------------------
Industrials                        12.5       Health Care                  12.9      Consumer Discretionary        13.5
------------------------------------------------------------------------------------------------------------------------
Health Care                        12.2       Industrials                  12.7      Industrials                   12.9
------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary             11.9       Consumer Discretionary       12.7      Health Care                   12.3
------------------------------------------------------------------------------------------------------------------------
TOTAL                              73.0%                                   73.5%                                   74.6%
========================================================================================================================

TOP 10 COMMON
STOCK HOLDINGS*                  11/30/05                                 5/31/05                               11/30/04
------------------------------------------------------------------------------------------------------------------------
General Electric                    3.3%      General Electric              3.5%     General Electric               3.4%
------------------------------------------------------------------------------------------------------------------------
Exxon Mobil                         3.2       Exxon Mobil                   3.3      Exxon Mobil                    3.0
------------------------------------------------------------------------------------------------------------------------
Microsoft                           2.3       Microsoft                     2.4      Microsoft                      2.7
------------------------------------------------------------------------------------------------------------------------
Citigroup                           2.2       Citigroup                     2.3      Citigroup                      2.1
------------------------------------------------------------------------------------------------------------------------
Procter & Gamble                    1.7       Pfizer                        1.9      Wal-Mart Stores                2.0
------------------------------------------------------------------------------------------------------------------------
Bank of America                     1.6       Johnson & Johnson             1.8      Pfizer                         1.9
------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                   1.6       Bank of America               1.7      Bank of America                1.7
------------------------------------------------------------------------------------------------------------------------
American International Group        1.5       Intel                         1.5      Johnson & Johnson              1.6
------------------------------------------------------------------------------------------------------------------------
                                                                                     American
Intel                               1.4       Wal-Mart Stores               1.5         International Group         1.5
------------------------------------------------------------------------------------------------------------------------
                                              American                               International
Pfizer                              1.4          International Group        1.3         Business Machines           1.4
------------------------------------------------------------------------------------------------------------------------
TOTAL                              20.2%                                   21.2%                                   21.3%
========================================================================================================================

    * Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is managed to track the S&P 500 Index, and its composition will vary over time.

   ** Weighting represents less than 0.05% of net assets as of the date indicated.

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

COMMON STOCKS--99.74%

                                                   NUMBER OF
SECURITY DESCRIPTION                                SHARES                    VALUE
-----------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.18%

Boeing Co.                                           16,400              $1,118,316
-----------------------------------------------------------------------------------
General Dynamics Corp.                                4,000                 457,200
-----------------------------------------------------------------------------------
Goodrich Corp.                                        2,300                  88,596
-----------------------------------------------------------------------------------
Honeywell International, Inc.                        17,100                 624,834
-----------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                     2,500                 186,250
-----------------------------------------------------------------------------------
Lockheed Martin Corp.                                 7,100                 430,260
-----------------------------------------------------------------------------------
Northrop Grumman Corp.                                7,000                 401,590
-----------------------------------------------------------------------------------
Raytheon Co.                                          9,400                 361,148
-----------------------------------------------------------------------------------
Rockwell Collins, Inc.                                3,400                 155,380
-----------------------------------------------------------------------------------
United Technologies Corp.                            20,400               1,098,336
-----------------------------------------------------------------------------------
                                                                          4,921,910
===================================================================================

AIR FREIGHT & COURIERS--1.05%

FedEx Corp.                                           6,000                 585,720
-----------------------------------------------------------------------------------
Ryder System, Inc.                                    1,500                  63,645
-----------------------------------------------------------------------------------
United Parcel Service, Inc., Class B                 22,000               1,713,800
-----------------------------------------------------------------------------------
                                                                          2,363,165
===================================================================================

AIRLINES--0.10%

Southwest Airlines Co.                               14,300                 235,950
===================================================================================

AUTO COMPONENTS--0.15%

Goodyear Tire & Rubber Co.*(1)                        4,300                  73,659
-----------------------------------------------------------------------------------
Johnson Controls, Inc.                                3,900                 270,855
-----------------------------------------------------------------------------------
                                                                            344,514
===================================================================================

AUTOMOBILES--0.25%

Ford Motor Co.                                       38,000                 308,940
-----------------------------------------------------------------------------------
General Motors Corp.(1)                              11,700                 256,230
-----------------------------------------------------------------------------------
                                                                            565,170
===================================================================================

BANKS--6.76%

AmSouth Bancorp                                       7,100                 188,789
-----------------------------------------------------------------------------------
Bank of America Corp.                                79,800               3,662,022
-----------------------------------------------------------------------------------
Bank of New York Co., Inc.                           15,800                 511,920
-----------------------------------------------------------------------------------
BB&T Corp.                                           10,800                 459,540
-----------------------------------------------------------------------------------
Comerica, Inc.                                        3,400                 196,078
-----------------------------------------------------------------------------------
Compass Bancshares, Inc.                              2,400                 116,304
-----------------------------------------------------------------------------------
Fifth Third Bancorp                                  11,000                 442,970
-----------------------------------------------------------------------------------
First Horizon National Corp.                          2,200                  85,624
-----------------------------------------------------------------------------------
Golden West Financial Corp.                           4,900                 317,471
-----------------------------------------------------------------------------------
Huntington Bancshares, Inc.                           4,600                 110,216
-----------------------------------------------------------------------------------
KeyCorp                                               8,200                 271,912
-----------------------------------------------------------------------------------
M&T Bank Corp.                                        1,500                 162,330
-----------------------------------------------------------------------------------
Marshall & Ilsley Corp.                               4,200                 180,516
-----------------------------------------------------------------------------------
Mellon Financial Corp.                                8,700                 292,668
-----------------------------------------------------------------------------------
National City Corp.                                  11,300                 383,183
-----------------------------------------------------------------------------------
Northern Trust Corp.                                  4,000                 210,760
-----------------------------------------------------------------------------------
North Fork Bancorp, Inc.                             10,050                 271,350
-----------------------------------------------------------------------------------
PNC Financial Services Group                          5,800                 369,866
-----------------------------------------------------------------------------------
Regions Financial Corp.                               9,300                 313,317
-----------------------------------------------------------------------------------
Sovereign Bancorp, Inc.                               7,700                 168,322
-----------------------------------------------------------------------------------
SunTrust Banks, Inc.                                  6,800                 494,632
-----------------------------------------------------------------------------------
Synovus Financial Corp.                               7,000                 197,050
-----------------------------------------------------------------------------------
U.S. Bancorp, Inc.                                   35,900               1,087,052
-----------------------------------------------------------------------------------
Wachovia Corp.                                       31,419               1,677,775
-----------------------------------------------------------------------------------
Washington Mutual, Inc.                              20,003                 823,923
-----------------------------------------------------------------------------------
Wells Fargo & Co.                                    33,500               2,105,475
-----------------------------------------------------------------------------------
Zions Bancorp                                         1,900                 143,697
-----------------------------------------------------------------------------------
                                                                         15,244,762
===================================================================================

BEVERAGES--2.17%

Anheuser-Busch Cos., Inc.                            15,500                 677,970
-----------------------------------------------------------------------------------
Brown-Forman Corp., Class B                           1,600                 110,176
-----------------------------------------------------------------------------------
Coca-Cola Co.                                        41,500               1,771,635
-----------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                           6,600                 126,852
-----------------------------------------------------------------------------------
Constellation Brands, Inc., Class A*                  3,300                  77,946
-----------------------------------------------------------------------------------
Molson Coors Brewing Co., Class B                     1,100                  73,249
-----------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                            2,900                  85,550
-----------------------------------------------------------------------------------
PepsiCo, Inc.                                        33,200               1,965,440
-----------------------------------------------------------------------------------
                                                                          4,888,818
===================================================================================

BIOTECHNOLOGY--1.50%

Amgen, Inc.*                                         24,600               1,990,878
-----------------------------------------------------------------------------------
Biogen Idec, Inc.*                                    6,800                 291,108
-----------------------------------------------------------------------------------
Chiron Corp.*                                         2,000                  88,600
-----------------------------------------------------------------------------------
Genzyme Corp.*                                        5,000                 371,700
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

COMMON STOCKS

                                                   NUMBER OF
SECURITY DESCRIPTION                                SHARES                    VALUE
-----------------------------------------------------------------------------------
BIOTECHNOLOGY--(CONCLUDED)

Gilead Sciences, Inc.*                               8,700                 $441,003
-----------------------------------------------------------------------------------
Medimmune, Inc.*                                     5,500                  197,505
-----------------------------------------------------------------------------------
                                                                          3,380,794
===================================================================================

BUILDING PRODUCTS--0.18%

American Standard Cos., Inc.                         3,600                  137,088
-----------------------------------------------------------------------------------
Masco Corp.(1)                                       8,900                  264,953
-----------------------------------------------------------------------------------
                                                                            402,041
===================================================================================

CHEMICALS--1.51%

Air Products & Chemicals, Inc.                       4,400                  260,348
-----------------------------------------------------------------------------------
Dow Chemical Co.                                    18,900                  855,225
-----------------------------------------------------------------------------------
Eastman Chemical Co.                                 1,600                   88,528
-----------------------------------------------------------------------------------
Ecolab, Inc.                                         3,800                  126,426
-----------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                       18,700                  799,425
-----------------------------------------------------------------------------------
Engelhard Corp.                                      2,800                   82,600
-----------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.             1,700                   55,318
-----------------------------------------------------------------------------------
Monsanto Co.                                         5,400                  395,658
-----------------------------------------------------------------------------------
PPG Industries, Inc.                                 3,600                  218,628
-----------------------------------------------------------------------------------
Praxair, Inc.                                        6,700                  348,400
-----------------------------------------------------------------------------------
Rohm & Haas Co.                                      2,600                  113,880
-----------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                  1,000                   66,040
-----------------------------------------------------------------------------------
                                                                          3,410,476
===================================================================================

COMMERCIAL SERVICES & SUPPLIES--1.67%

Allied Waste Industries, Inc.*                       4,000                   33,640
-----------------------------------------------------------------------------------
Apollo Group, Inc., Class A*                         3,100                  220,720
-----------------------------------------------------------------------------------
Automatic Data Processing, Inc.                     11,400                  535,800
-----------------------------------------------------------------------------------
Avery Dennison Corp.                                 2,100                  123,459
-----------------------------------------------------------------------------------
Cendant Corp.                                       21,500                  382,055
-----------------------------------------------------------------------------------
Cintas Corp.                                         2,800                  125,216
-----------------------------------------------------------------------------------
Donnelley, R. R. & Sons Co.                          4,400                  150,480
-----------------------------------------------------------------------------------
Equifax, Inc.                                        2,500                   95,750
-----------------------------------------------------------------------------------
First Data Corp.                                    15,600                  675,012
-----------------------------------------------------------------------------------
Fiserv, Inc.*(1)                                     3,800                  172,938
-----------------------------------------------------------------------------------
H&R Block, Inc.                                      6,400                  156,416
-----------------------------------------------------------------------------------
Monster Wor ldwide, Inc.*                            2,700                  105,030
-----------------------------------------------------------------------------------
Paychex, Inc.                                        6,900                  292,629
-----------------------------------------------------------------------------------
Pitney Bowes, Inc.                                   4,400                  183,304
-----------------------------------------------------------------------------------
Robert Half International, Inc.                      2,900                  110,954
-----------------------------------------------------------------------------------
Sabre Holdings Corp.                                 3,100                   70,897
-----------------------------------------------------------------------------------
Waste Management, Inc.                              11,200                  334,992
-----------------------------------------------------------------------------------
                                                                          3,769,292
===================================================================================

COMMUNICATIONS EQUIPMENT--2.84%

ADC Telecommunications, Inc.*                        2,685                   54,855
-----------------------------------------------------------------------------------
Andrew Corp.*                                        3,700                   40,441
-----------------------------------------------------------------------------------
Avaya, Inc.*(1)                                      7,900                   94,168
-----------------------------------------------------------------------------------
CIENA Corp.*                                        13,900                   41,561
-----------------------------------------------------------------------------------
Cisco Systems, Inc.*                               127,400                2,234,596
-----------------------------------------------------------------------------------
Comverse Technology, Inc.*                           4,400                  115,324
-----------------------------------------------------------------------------------
Corning, Inc.*                                      29,500                  597,375
-----------------------------------------------------------------------------------
JDS Uniphase Corp.*                                 32,000                   82,240
-----------------------------------------------------------------------------------
Lucent Technologies, Inc.*                          86,600                  241,614
-----------------------------------------------------------------------------------
Motorola, Inc.                                      49,300                1,187,637
-----------------------------------------------------------------------------------
Qualcomm, Inc.                                      32,500                1,477,775
-----------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                             3,300                  139,656
-----------------------------------------------------------------------------------
Tellabs, Inc.*                                      10,200                  104,652
-----------------------------------------------------------------------------------
                                                                          6,411,894
===================================================================================

COMPUTERS & PERIPHERALS--3.75%

Apple Computer, Inc.*                               16,300                1,105,466
-----------------------------------------------------------------------------------
Dell, Inc.*                                         47,800                1,441,648
-----------------------------------------------------------------------------------
EMC Corp.*                                          47,600                  663,068
-----------------------------------------------------------------------------------
Gateway, Inc.*                                       7,900                   24,016
-----------------------------------------------------------------------------------
Hewlett-Packard Co.                                 57,200                1,697,124
-----------------------------------------------------------------------------------
International Business Machines Corp.               31,700                2,818,130
-----------------------------------------------------------------------------------
Lexmark International, Inc.*                         2,500                  119,050
-----------------------------------------------------------------------------------
NCR Corp.*                                           4,000                  135,800
-----------------------------------------------------------------------------------
Network Appliance, Inc.*                             6,900                  200,928
-----------------------------------------------------------------------------------
Sun Microsystems, Inc.*                             66,500                  250,705
-----------------------------------------------------------------------------------
                                                                          8,455,935
===================================================================================

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

COMMON STOCKS

                                                    NUMBER OF
SECURITY DESCRIPTION                                 SHARES                   VALUE
-----------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.06%

Fluor Corp.                                           1,900                $140,790
===================================================================================

CONSTRUCTION MATERIALS--0.06%

Vulcan Materials Co.                                  2,100                 140,070
===================================================================================

CONTAINERS & PACKAGING--0.15%

Ball Corp.                                            2,000                  82,440
-----------------------------------------------------------------------------------
Pactiv Corp.*                                         3,200                  64,768
-----------------------------------------------------------------------------------
Sealed Air Corp.*                                     1,900                  98,249
-----------------------------------------------------------------------------------
Temple-Inland, Inc.                                   2,200                  92,114
-----------------------------------------------------------------------------------
                                                                            337,571
===================================================================================

DIVERSIFIED FINANCIALS--8.74%

American Express Co.                                 24,800               1,275,216
-----------------------------------------------------------------------------------
Ameriprise Financial, Inc.                            4,960                 208,568
-----------------------------------------------------------------------------------
Bear Stearns Cos., Inc.                               2,200                 244,178
-----------------------------------------------------------------------------------
Capital One Financial Corp.                           5,800                 481,748
-----------------------------------------------------------------------------------
Charles Schwab Corp.                                 21,400                 326,350
-----------------------------------------------------------------------------------
CIT Group, Inc.                                       4,100                 202,950
-----------------------------------------------------------------------------------
Citigroup, Inc.                                     102,800               4,990,940
-----------------------------------------------------------------------------------
Countrywide Financial Corp.                          11,600                 403,796
-----------------------------------------------------------------------------------
E*TRADE Financial Corp.*                              8,200                 160,064
-----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                     13,800                 861,810
-----------------------------------------------------------------------------------
Federal National Mortgage Association                19,200                 922,560
-----------------------------------------------------------------------------------
Franklin Resources, Inc.                              2,900                 269,352
-----------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                             9,300               1,199,328
-----------------------------------------------------------------------------------
Janus Capital Group, Inc.                             5,500                 105,435
-----------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                              70,000               2,677,500
-----------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                        5,400                 680,400
-----------------------------------------------------------------------------------
MBNA Corp.                                           25,400                 679,958
-----------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                            18,600               1,235,412
-----------------------------------------------------------------------------------
Moody's Corp.                                         4,700                 282,705
-----------------------------------------------------------------------------------
Morgan Stanley & Co., Inc.                           21,700               1,215,851
-----------------------------------------------------------------------------------
Principal Financial Group, Inc.                       5,600                 283,752
-----------------------------------------------------------------------------------
SLM Corp.                                             8,300                 436,165
-----------------------------------------------------------------------------------
State Street Corp.(1)                                 6,800                 392,292
-----------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                             2,500                 179,875
-----------------------------------------------------------------------------------
                                                                         19,716,205
===================================================================================

DIVERSIFIED TELECOMMUNICATION SERVICES--3.11%

ALLTEL Corp.                                          7,700                 514,591
-----------------------------------------------------------------------------------
AT&T, Inc.                                           78,171               1,947,233
-----------------------------------------------------------------------------------
BellSouth Corp.                                      36,500                 994,990
-----------------------------------------------------------------------------------
CenturyTel, Inc.                                      2,400                  79,440
-----------------------------------------------------------------------------------
Citizens Communications Co.                           7,600                  99,180
-----------------------------------------------------------------------------------
Qwest Communications International, Inc.*            31,700                 166,108
-----------------------------------------------------------------------------------
Sprint Corp.                                         58,199               1,457,303
-----------------------------------------------------------------------------------
Verizon Communications                               54,600               1,746,108
-----------------------------------------------------------------------------------
                                                                          7,004,953
===================================================================================

ELECTRIC UTILITIES--2.74%

Allegheny Energy, Inc.*                               3,300                  91,839
-----------------------------------------------------------------------------------
Ameren Corp.                                          4,300                 225,578
-----------------------------------------------------------------------------------
American Electric Power Co., Inc.                     8,100                 295,974
-----------------------------------------------------------------------------------
Cinergy Corp.                                         4,200                 172,536
-----------------------------------------------------------------------------------
CMS Energy Corp.*                                     4,300                  60,114
-----------------------------------------------------------------------------------
Consolidated Edison, Inc.(1)                          4,800                 218,592
-----------------------------------------------------------------------------------
Constellation Energy Group, Inc.                      3,600                 190,764
-----------------------------------------------------------------------------------
Dominion Resources, Inc.                              6,800                 516,460
-----------------------------------------------------------------------------------
DTE Energy Co.                                        3,500                 152,740
-----------------------------------------------------------------------------------
Edison International, Inc.                            6,600                 297,792
-----------------------------------------------------------------------------------
Entergy Corp.                                         4,300                 301,000
-----------------------------------------------------------------------------------
Exelon Corp.                                         13,200                 686,928
-----------------------------------------------------------------------------------
FirstEnergy Corp.                                     6,600                 309,936
-----------------------------------------------------------------------------------
FPL Group, Inc.                                       7,600                 322,164
-----------------------------------------------------------------------------------
PG&E Corp.                                            7,500                 275,850
-----------------------------------------------------------------------------------
Pinnacle West Capital Corp.                           1,600                  66,384
-----------------------------------------------------------------------------------
PPL Corp.                                             7,700                 226,380
-----------------------------------------------------------------------------------
Progress Energy, Inc.(2)                              5,900                 228,378
-----------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                 4,800                 301,056
-----------------------------------------------------------------------------------
Southern Co.                                         14,600                 506,766
-----------------------------------------------------------------------------------
TECO Energy, Inc.                                     4,100                  71,709
-----------------------------------------------------------------------------------
TXU Corp.                                             4,900                 502,887
-----------------------------------------------------------------------------------
Xcel Energy, Inc.                                     8,100                 149,931
-----------------------------------------------------------------------------------
                                                                          6,171,758
===================================================================================

--------------------------------------------------------------------------------
12

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

COMMON STOCKS

                                                   NUMBER OF
SECURITY DESCRIPTION                                SHARES                    VALUE
-----------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.50%

American Power Conversion Corp.                      3,200                  $71,712
-----------------------------------------------------------------------------------
Cooper Industries Ltd., Class A                      2,000                  145,480
-----------------------------------------------------------------------------------
Emerson Electric Co.                                 8,100                  612,441
-----------------------------------------------------------------------------------
Molex, Inc.                                          3,100                   83,049
-----------------------------------------------------------------------------------
Rockwell Automation, Inc.                            3,600                  203,148
-----------------------------------------------------------------------------------
                                                                          1,115,830
===================================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.43%

Agilent Technologies, Inc.*                         10,000                  356,600
-----------------------------------------------------------------------------------
Jabil Circuit, Inc.*                                 3,400                  112,608
-----------------------------------------------------------------------------------
PerkinElmer, Inc.                                    3,000                   68,430
-----------------------------------------------------------------------------------
Sanmina-SCI Corp.*                                  11,600                   48,024
-----------------------------------------------------------------------------------
Solectron Corp.*                                    21,100                   75,749
-----------------------------------------------------------------------------------
Symbol Technologies, Inc.                            5,400                   61,722
-----------------------------------------------------------------------------------
Tektronix, Inc.                                      2,000                   51,180
-----------------------------------------------------------------------------------
Thermo Electron Corp.*                               3,500                  107,975
-----------------------------------------------------------------------------------
Waters Corp.*                                        2,100                   82,383
-----------------------------------------------------------------------------------
                                                                            964,671
===================================================================================

ENERGY EQUIPMENT & SERVICES--1.64%

Baker Hughes, Inc.                                   6,900                  395,715
-----------------------------------------------------------------------------------
BJ Services Co.                                      6,600                  241,890
-----------------------------------------------------------------------------------
Halliburton Co.                                     10,400                  661,960
-----------------------------------------------------------------------------------
Nabors Industries, Inc.*                             3,000                  210,030
-----------------------------------------------------------------------------------
National-Oilwell Varco, Inc.*                        3,300                  200,046
-----------------------------------------------------------------------------------
Noble Corp.                                          2,800                  201,796
-----------------------------------------------------------------------------------
Rowan Cos., Inc.                                     1,400                   50,232
-----------------------------------------------------------------------------------
Schlumberger Ltd.                                   12,000                1,148,760
-----------------------------------------------------------------------------------
Transocean Sedco Forex, Inc.*                        6,500                  414,960
-----------------------------------------------------------------------------------
Weatherford International Ltd.*                      2,600                  180,726
-----------------------------------------------------------------------------------
                                                                          3,706,115
===================================================================================

FOOD & DRUG RETAILING--1.11%

Albertson's, Inc.                                    6,800                  159,800
-----------------------------------------------------------------------------------
CVS Corp.                                           16,200                  437,724
-----------------------------------------------------------------------------------
Kroger Co.*                                         14,400                  280,224
-----------------------------------------------------------------------------------
Safeway, Inc.                                        8,700                  202,275
-----------------------------------------------------------------------------------
SUPERVALU, Inc.(1)                                   3,000                   98,160
-----------------------------------------------------------------------------------
Sysco Corp.                                         12,200                  394,304
-----------------------------------------------------------------------------------
Walgreen Co.                                        20,200                  922,736
-----------------------------------------------------------------------------------
                                                                          2,495,223
===================================================================================

FOOD PRODUCTS--1.04%

Archer-Daniels- Midland Co.(1)                      12,900                  304,053
-----------------------------------------------------------------------------------
Campbell Soup Co.                                    3,600                  108,756
-----------------------------------------------------------------------------------
ConAgra Foods, Inc.                                 10,400                  223,600
-----------------------------------------------------------------------------------
General Mills, Inc.                                  7,400                  351,722
-----------------------------------------------------------------------------------
Heinz, H.J. & Co.                                    7,000                  243,040
-----------------------------------------------------------------------------------
Hershey Foods Corp.                                  3,400                  184,348
-----------------------------------------------------------------------------------
Kellogg Co.                                          5,000                  220,350
-----------------------------------------------------------------------------------
McCormick & Co., Inc.                                3,100                   96,782
-----------------------------------------------------------------------------------
Sara Lee Corp.                                      16,000                  288,960
-----------------------------------------------------------------------------------
Tyson Foods, Inc., Class A                           4,900                   82,467
-----------------------------------------------------------------------------------
Wm. Wrigley Jr. Co.                                  3,600                  246,924
-----------------------------------------------------------------------------------
                                                                          2,351,002
===================================================================================

GAS UTILITIES--0.30%

KeySpan Corp.                                        3,800                  127,528
-----------------------------------------------------------------------------------
Kinder Morgan, Inc.                                  1,900                  172,140
-----------------------------------------------------------------------------------
NiSource, Inc.                                       6,200                  133,486
-----------------------------------------------------------------------------------
Sempra Energy                                        5,300                  232,935
-----------------------------------------------------------------------------------
                                                                            666,089
===================================================================================

HEALTH CARE EQUIPMENT & SUPPLIES--2.02%

Applera Corp. - Applied Biosystems Group             4,600                  126,868
-----------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                  1,200                   97,512
-----------------------------------------------------------------------------------
Baxter International, Inc.                          12,500                  486,125
-----------------------------------------------------------------------------------
Becton, Dickinson and Co.                            5,000                  291,150
-----------------------------------------------------------------------------------
Biomet, Inc.                                         4,800                  170,976
-----------------------------------------------------------------------------------
Boston Scientific Corp.*                            11,800                  312,464
-----------------------------------------------------------------------------------
C.R. Bard, Inc.                                      2,000                  129,740
-----------------------------------------------------------------------------------
Fisher Scientific International, Inc.*               2,500                  161,200
-----------------------------------------------------------------------------------
Guidant Corp.                                        6,500                  400,920
===================================================================================

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

COMMON STOCKS

                                                    NUMBER OF
SECURITY DESCRIPTION                                 SHARES                   VALUE
-----------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--(CONCLUDED)

Medtronic, Inc.                                      24,100              $1,339,237
-----------------------------------------------------------------------------------
Millipore Corp.*                                        800                  51,088
-----------------------------------------------------------------------------------
Patterson Cos., Inc.*                                 2,600                  90,844
-----------------------------------------------------------------------------------
St. Jude Medical, Inc.*                               7,100                 339,167
-----------------------------------------------------------------------------------
Stryker Corp.                                         5,700                 246,810
-----------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                4,900                 307,083
-----------------------------------------------------------------------------------
                                                                          4,551,184
===================================================================================

HEALTH CARE PROVIDERS & SERVICES--2.87%

Aetna, Inc.                                           5,800                 536,442
-----------------------------------------------------------------------------------
AmerisourceBergen Corp.                               2,000                 160,700
-----------------------------------------------------------------------------------
Cardinal Health, Inc.                                 8,700                 556,365
-----------------------------------------------------------------------------------
Caremark Rx, Inc.*                                    9,200                 472,788
-----------------------------------------------------------------------------------
CIGNA Corp.                                           2,600                 292,552
-----------------------------------------------------------------------------------
Coventry Health Care, Inc.*                           3,300                 196,581
-----------------------------------------------------------------------------------
Express Scripts, Inc.*                                3,000                 253,380
-----------------------------------------------------------------------------------
HCA, Inc.                                             9,000                 458,910
-----------------------------------------------------------------------------------
Health Management Associates, Inc., Class A(1)        5,400                 126,468
-----------------------------------------------------------------------------------
Humana, Inc.*                                         2,900                 132,907
-----------------------------------------------------------------------------------
IMS Health, Inc.                                      4,200                 102,690
-----------------------------------------------------------------------------------
Laboratory Corp. of America Holdings*                 2,600                 134,914
-----------------------------------------------------------------------------------
Manor Care, Inc.                                      1,200                  47,316
-----------------------------------------------------------------------------------
McKesson Corp.                                        5,800                 291,740
-----------------------------------------------------------------------------------
Quest Diagnostics, Inc.                               3,600                 180,324
-----------------------------------------------------------------------------------
Tenet Healthcare Corp.*                              10,800                  84,456
-----------------------------------------------------------------------------------
UnitedHealth Group, Inc.                             25,200               1,508,472
-----------------------------------------------------------------------------------
WellPoint, Inc.*                                     12,200                 937,326
-----------------------------------------------------------------------------------
                                                                          6,474,331
===================================================================================

HOTELS, RESTAURANTS & LEISURE--1.48%

Carnival Corp.                                        8,500                 463,165
-----------------------------------------------------------------------------------
Darden Restaurants, Inc.                              2,800                 100,184
-----------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                          3,800                 258,742
-----------------------------------------------------------------------------------
Hilton Hotels Corp.                                   6,500                 142,480
-----------------------------------------------------------------------------------
International Game Technology                         6,600                 193,710
-----------------------------------------------------------------------------------
Marriott International, Inc., Class A                 3,300                 213,213
-----------------------------------------------------------------------------------
McDonald's Corp.                                     25,000                 846,250
-----------------------------------------------------------------------------------
Starbucks Corp.*                                     15,200                 462,840
-----------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., Class B    4,100                 248,050
-----------------------------------------------------------------------------------
Wendy's International, Inc.                           2,600                 132,028
-----------------------------------------------------------------------------------
Yum! Brands, Inc.                                     5,600                 273,224
-----------------------------------------------------------------------------------
                                                                          3,333,886
===================================================================================

HOUSEHOLD DURABLES--0.71%

Black & Decker Corp.                                  1,800                 158,058
-----------------------------------------------------------------------------------
Centex Corp.                                          2,300                 165,255
-----------------------------------------------------------------------------------
D.R. Horton, Inc.                                     5,400                 191,376
-----------------------------------------------------------------------------------
Fortune Brands, Inc.                                  2,900                 226,084
-----------------------------------------------------------------------------------
KB HOME                                               1,700                 118,609
-----------------------------------------------------------------------------------
Leggett & Platt, Inc.                                 3,700                  86,876
-----------------------------------------------------------------------------------
Lennar Corp., Class A                                 2,500                 144,200
-----------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                               5,500                 126,885
-----------------------------------------------------------------------------------
Pulte Homes, Inc.                                     4,600                 191,498
-----------------------------------------------------------------------------------
Stanley Works                                         1,600                  76,800
-----------------------------------------------------------------------------------
Whirlpool Corp.                                       1,300                 106,405
-----------------------------------------------------------------------------------
                                                                          1,592,046
===================================================================================

HOUSEHOLD PRODUCTS--2.31%

Clorox Co.                                            3,100                 168,268
-----------------------------------------------------------------------------------
Colgate-Palmolive Co.                                10,500                 572,460
-----------------------------------------------------------------------------------
Kimberly Clark Corp.                                  9,300                 548,514
-----------------------------------------------------------------------------------
Procter & Gamble Co.                                 68,352               3,909,051
-----------------------------------------------------------------------------------
                                                                          5,198,293
===================================================================================

INDUSTRIAL CONGLOMERATES--4.54%

3M Co.                                               15,200               1,192,896
-----------------------------------------------------------------------------------
General Electric Co.                                210,900               7,533,348
-----------------------------------------------------------------------------------
Reynolds American, Inc.                               1,600                 142,432
-----------------------------------------------------------------------------------
Textron, Inc.                                         2,800                 220,920
-----------------------------------------------------------------------------------
Tyco International Ltd.                              40,200               1,146,504
-----------------------------------------------------------------------------------
                                                                         10,236,100
===================================================================================

--------------------------------------------------------------------------------
14

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

COMMON STOCKS

                                                    NUMBER OF
SECURITY DESCRIPTION                                 SHARES                   VALUE
-----------------------------------------------------------------------------------
INSURANCE--4.82%

ACE Ltd.                                              5,600                $310,800
-----------------------------------------------------------------------------------
AFLAC, Inc.                                          10,100                 484,800
-----------------------------------------------------------------------------------
Allstate Corp.                                       13,200                 740,520
-----------------------------------------------------------------------------------
Ambac Financial Group, Inc.                           2,300                 176,387
-----------------------------------------------------------------------------------
American International Group, Inc.                   51,700               3,471,138
-----------------------------------------------------------------------------------
AON Corp.                                             5,900                 214,819
-----------------------------------------------------------------------------------
Chubb Corp.(1)                                        3,800                 367,992
-----------------------------------------------------------------------------------
Cincinnati Financial Corp.                            3,465                 154,296
-----------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.               5,900                 515,483
-----------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                 2,500                 138,875
-----------------------------------------------------------------------------------
Lincoln National Corp.                                3,800                 197,524
-----------------------------------------------------------------------------------
Loews Corp.                                           2,500                 241,450
-----------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                          10,600                 327,434
-----------------------------------------------------------------------------------
MBIA, Inc.                                            2,700                 166,806
-----------------------------------------------------------------------------------
Metlife, Inc.                                        15,200                 781,888
-----------------------------------------------------------------------------------
MGIC Investment Corp.                                 1,800                 117,180
-----------------------------------------------------------------------------------
Progressive Corp.                                     4,000                 491,960
-----------------------------------------------------------------------------------
Prudential Financial, Inc.                           10,300                 797,220
-----------------------------------------------------------------------------------
SAFECO Corp.                                          2,400                 135,000
-----------------------------------------------------------------------------------
St. Paul Cos., Inc.                                  13,700                 637,461
-----------------------------------------------------------------------------------
Torchmark Corp.                                       1,900                 102,828
-----------------------------------------------------------------------------------
UnumProvident Corp.                                   5,500                 121,000
-----------------------------------------------------------------------------------
XL Capital Ltd., Class A(1)                           2,700                 179,226
-----------------------------------------------------------------------------------
                                                                         10,872,087
===================================================================================

INTERNET & CATALOG RETAIL--0.55%

Amazon.com, Inc.*                                     5,200                 251,992
-----------------------------------------------------------------------------------
eBay, Inc.*                                          22,200                 994,782
-----------------------------------------------------------------------------------
                                                                          1,246,774
===================================================================================

INTERNET SOFTWARE & SERVICES--0.45%

Yahoo!, Inc.*                                        25,000               1,005,750
===================================================================================

IT CONSULTING & SERVICES--0.26%

Affiliated Computer Services, Inc.*                   2,400                 133,872
-----------------------------------------------------------------------------------
Computer Sciences Corp.*(1)                           3,600                 180,828
-----------------------------------------------------------------------------------
Electronic Data Systems Corp.                        10,000                 230,500
-----------------------------------------------------------------------------------
Unisys Corp.*                                         7,700                  47,355
-----------------------------------------------------------------------------------
                                                                            592,555
===================================================================================

LEISURE EQUIPMENT & PRODUCTS--0.32%

Brunswick Corp.                                       2,200                  86,438
-----------------------------------------------------------------------------------
Eastman Kodak Co.(1)                                  6,200                 148,614
-----------------------------------------------------------------------------------
Harley-Davidson, Inc.                                 5,500                 296,230
-----------------------------------------------------------------------------------
Hasbro, Inc.                                          3,100                  63,302
-----------------------------------------------------------------------------------
Mattel, Inc.                                          8,100                 134,865
-----------------------------------------------------------------------------------
                                                                            729,449
===================================================================================

MACHINERY--1.41%

Caterpillar, Inc.                                    13,600                 785,808
-----------------------------------------------------------------------------------
Cummins, Inc.                                           800                  71,200
-----------------------------------------------------------------------------------
Danaher Corp.                                         4,400                 244,200
-----------------------------------------------------------------------------------
Deere & Co.                                           4,600                 319,010
-----------------------------------------------------------------------------------
Dover Corp.                                           4,000                 161,800
-----------------------------------------------------------------------------------
Eaton Corp.                                           3,100                 197,532
-----------------------------------------------------------------------------------
Illinois Tool Works, Inc.                             4,200                 370,734
-----------------------------------------------------------------------------------
Ingersoll Rand Co., Class A                           6,800                 269,484
-----------------------------------------------------------------------------------
ITT Industries, Inc.                                  2,000                 217,520
-----------------------------------------------------------------------------------
Navistar International Corp.*                         1,800                  51,066
-----------------------------------------------------------------------------------
PACCAR, Inc.                                          3,500                 251,510
-----------------------------------------------------------------------------------
Pall Corp.                                            2,400                  66,624
-----------------------------------------------------------------------------------
Parker-Hannifin Corp.                                 2,400                 164,184
-----------------------------------------------------------------------------------
                                                                          3,170,672
===================================================================================

MEDIA--3.37%

Clear Channel Communications, Inc.                   11,200                 364,672
-----------------------------------------------------------------------------------
Comcast Corp., Class A*                              44,000               1,161,600
-----------------------------------------------------------------------------------
Gannett Co., Inc.                                     5,000                 308,100
-----------------------------------------------------------------------------------
Interpublic Group Cos., Inc.*                         9,400                  87,608
-----------------------------------------------------------------------------------
Knight-Ridder, Inc.                                   1,700                 102,680
-----------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                7,800                 413,790
-----------------------------------------------------------------------------------
New York Times Co., Class A                           3,100                  85,250
-----------------------------------------------------------------------------------
News Corp., Class A                                  49,200                 728,652
-----------------------------------------------------------------------------------
Omnicom Group, Inc.                                   3,700                 312,872
===================================================================================

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

COMMON STOCKS

                                                    NUMBER OF
SECURITY DESCRIPTION                                 SHARES                   VALUE
-----------------------------------------------------------------------------------
MEDIA--(CONCLUDED)

Time Warner, Inc.                                    94,000              $1,690,120
-----------------------------------------------------------------------------------
Tribune Co.                                           5,100                 163,047
-----------------------------------------------------------------------------------
Univision Communications, Inc., Class A*              3,700                 111,851
-----------------------------------------------------------------------------------
Viacom, Inc., Class B                                32,000               1,068,800
-----------------------------------------------------------------------------------
Walt Disney Co.                                      40,400               1,007,172
-----------------------------------------------------------------------------------
                                                                          7,606,214
===================================================================================

METALS & MINING--0.76%

Alcoa, Inc.                                          17,200                 471,452
-----------------------------------------------------------------------------------
Allegheny Technologies, Inc.                          1,500                  49,470
-----------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Class B         3,400                 177,174
-----------------------------------------------------------------------------------
Newmont Mining Corp.                                  8,900                 410,468
-----------------------------------------------------------------------------------
Nucor Corp.                                           3,100                 207,948
-----------------------------------------------------------------------------------
Phelps Dodge Corp.                                    2,000                 271,340
-----------------------------------------------------------------------------------
United States Steel Corp.                             2,500                 119,000
-----------------------------------------------------------------------------------
                                                                          1,706,852
===================================================================================

MULTI-LINE RETAIL--2.38%

Costco Wholesale Corp.                                9,500                 474,810
-----------------------------------------------------------------------------------
Dollar General Corp.                                  6,000                 113,460
-----------------------------------------------------------------------------------
Family Dollar Stores, Inc.                            3,900                  87,789
-----------------------------------------------------------------------------------
Federated Department Stores, Inc.                     5,206                 335,423
-----------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                   5,300                 278,091
-----------------------------------------------------------------------------------
Kohl's Corp.*                                         7,100                 326,600
-----------------------------------------------------------------------------------
Nordstrom, Inc.                                       3,700                 136,456
-----------------------------------------------------------------------------------
Sears Holdings Corp.*                                 2,158                 248,213
-----------------------------------------------------------------------------------
Target Corp.                                         17,600                 941,776
-----------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                49,800               2,418,288
-----------------------------------------------------------------------------------
                                                                          5,360,906
===================================================================================

MULTI-UTILITIES--0.45%

AES Corp.*                                           12,800                 201,856
-----------------------------------------------------------------------------------
Calpine Corp.*                                       12,600                   6,426
-----------------------------------------------------------------------------------
Centerpoint Energy, Inc.                              6,000                  79,320
-----------------------------------------------------------------------------------
Duke Energy Corp.                                    18,200                 488,852
-----------------------------------------------------------------------------------
Williams Cos., Inc.                                  10,900                 234,350
-----------------------------------------------------------------------------------
                                                                          1,010,804
===================================================================================

OFFICE ELECTRONICS--0.12%

Xerox Corp.*                                         18,900                 268,380
===================================================================================

OIL & GAS--7.44%

Amerada Hess Corp.                                    1,600                 196,032
-----------------------------------------------------------------------------------
Anadarko Petroleum Corp.                              4,700                 425,867
-----------------------------------------------------------------------------------
Apache Corp.                                          6,600                 430,848
-----------------------------------------------------------------------------------
Ashland, Inc.                                         1,400                  78,050
-----------------------------------------------------------------------------------
Burlington Resources, Inc.                            7,600                 549,100
-----------------------------------------------------------------------------------
ChevronTexaco Corp.                                  44,963               2,576,829
-----------------------------------------------------------------------------------
ConocoPhillips, Inc.                                 27,800               1,682,178
-----------------------------------------------------------------------------------
Devon Energy Corp.                                    9,100                 547,820
-----------------------------------------------------------------------------------
El Paso Corp.                                        12,600                 138,474
-----------------------------------------------------------------------------------
EOG Resources, Inc.                                   4,700                 337,225
-----------------------------------------------------------------------------------
Exxon Mobil Corp.                                   125,800               7,300,174
-----------------------------------------------------------------------------------
Kerr-McGee Corp.                                      2,323                 200,823
-----------------------------------------------------------------------------------
Marathon Oil Corp.                                    7,230                 428,667
-----------------------------------------------------------------------------------
Murphy Oil Corp.                                      3,400                 168,164
-----------------------------------------------------------------------------------
Occidental Petroleum Corp.                            7,800                 618,540
-----------------------------------------------------------------------------------
Sunoco, Inc.                                          2,800                 216,160
-----------------------------------------------------------------------------------
Valero Energy Corp.                                   6,100                 586,820
-----------------------------------------------------------------------------------
XTO Energy, Inc.                                      7,333                 298,380
-----------------------------------------------------------------------------------
                                                                         16,780,151
===================================================================================

PAPER & FOREST PRODUCTS--0.48%

Georgia-Pacific Corp.                                 5,700                 269,553
-----------------------------------------------------------------------------------
International Paper Co.                               9,900                 312,147
-----------------------------------------------------------------------------------
Louisiana-Pacific Corp.                               2,500                  67,425
-----------------------------------------------------------------------------------
MeadWestvaco Corp.                                    4,000                 111,960
-----------------------------------------------------------------------------------
Weyerhaeuser Co.                                      4,900                 324,919
-----------------------------------------------------------------------------------
                                                                          1,086,004
===================================================================================

PERSONAL PRODUCTS--0.15%

Alberto-Culver Co., Class B                           1,800                  78,264
-----------------------------------------------------------------------------------
Avon Products, Inc.                                   9,600                 262,560
-----------------------------------------------------------------------------------
                                                                            340,824
===================================================================================

PHARMACEUTICALS--6.26%

Abbott Laboratories                                  31,000               1,169,010
-----------------------------------------------------------------------------------
Allergan, Inc.                                        2,600                 260,000
-----------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                             39,100                 844,169
-----------------------------------------------------------------------------------
Eli Lilly & Co.                                      22,600               1,141,300
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------
16

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

COMMON STOCKS

                                                    NUMBER OF
SECURITY DESCRIPTION                                 SHARES                   VALUE
-----------------------------------------------------------------------------------
PHARMACEUTICALS--(CONCLUDED)

Forest Laboratories, Inc.*                            6,800                $265,676
-----------------------------------------------------------------------------------
Hospira, Inc.*                                        3,400                 150,110
-----------------------------------------------------------------------------------
Johnson & Johnson                                    59,100               3,649,425
-----------------------------------------------------------------------------------
King Pharmaceuticals, Inc.*                           5,500                  86,515
-----------------------------------------------------------------------------------
Medco Health Solutions, Inc.*                         6,000                 321,900
-----------------------------------------------------------------------------------
Merck & Co., Inc.                                    43,800               1,287,720
-----------------------------------------------------------------------------------
Mylan Laboratories, Inc.                              4,700                  98,183
-----------------------------------------------------------------------------------
Pfizer, Inc.                                        146,700               3,110,040
-----------------------------------------------------------------------------------
Schering-Plough Corp.                                29,200                 564,144
-----------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.*                         1,900                  63,384
-----------------------------------------------------------------------------------
Wyeth                                                26,600               1,105,496
-----------------------------------------------------------------------------------
                                                                         14,117,072
===================================================================================

REAL ESTATE--0.75%

Apartment Investment & Management Co., Class A        2,100                  81,333
-----------------------------------------------------------------------------------
Archstone-Smith Trust                                 4,000                 167,240
-----------------------------------------------------------------------------------
Equity Office Properties Trust                        8,500                 265,030
-----------------------------------------------------------------------------------
Equity Residential Properties Trust                   5,200                 211,952
-----------------------------------------------------------------------------------
Plum Creek Timber Co., Inc.                           4,200                 163,632
-----------------------------------------------------------------------------------
ProLogis                                              5,000                 226,800
-----------------------------------------------------------------------------------
Public Storage, Inc.                                  1,700                 120,020
-----------------------------------------------------------------------------------
Simon Property Group, Inc.                            3,600                 278,316
-----------------------------------------------------------------------------------
Vornado Realty Trust                                  2,200                 187,770
-----------------------------------------------------------------------------------
                                                                          1,702,093
===================================================================================

ROAD & RAIL--0.64%

Burlington Northern Santa Fe, Inc.                    7,500                 496,350
-----------------------------------------------------------------------------------
CSX Corp.                                             4,200                 204,288
-----------------------------------------------------------------------------------
Norfolk Southern Corp.                                7,900                 349,496
-----------------------------------------------------------------------------------
Union Pacific Corp.                                   5,200                 398,008
-----------------------------------------------------------------------------------
                                                                          1,448,142
===================================================================================

SEMICONDUCTOR EQUIPMENT & PRODUCTS--3.37%

Advanced Micro Devices, Inc.*(1)                      8,300                 217,294
-----------------------------------------------------------------------------------
Altera Corp.*                                         7,100                 129,646
-----------------------------------------------------------------------------------
Analog Devices, Inc.                                  7,500                 284,400
-----------------------------------------------------------------------------------
Applied Materials, Inc.                              32,100                 581,331
-----------------------------------------------------------------------------------
Broadcom Corp., Class A*                              5,700                 265,278
-----------------------------------------------------------------------------------
Freescale Semiconductor, Inc., Class B*               7,586                 195,719
-----------------------------------------------------------------------------------
Intel Corp.                                         121,500               3,241,620
-----------------------------------------------------------------------------------
KLA-Tencor Corp.                                      3,800                 194,522
-----------------------------------------------------------------------------------
Linear Technology Corp.                               6,000                 223,860
-----------------------------------------------------------------------------------
LSI Logic Corp.*                                      9,100                  74,711
-----------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                       6,400                 233,920
-----------------------------------------------------------------------------------
Micron Technology, Inc.*                             11,400                 162,564
-----------------------------------------------------------------------------------
National Semiconductor Corp.                          6,700                 173,396
-----------------------------------------------------------------------------------
Novellus Systems, Inc.*                               3,200                  78,944
-----------------------------------------------------------------------------------
NVIDIA Corp.*                                         3,600                 130,212
-----------------------------------------------------------------------------------
PMC-Sierra, Inc.*                                     4,200                  33,054
-----------------------------------------------------------------------------------
QLogic Corp.*                                         2,100                  69,426
-----------------------------------------------------------------------------------
Teradyne, Inc.*                                       4,400                  64,372
-----------------------------------------------------------------------------------
Texas Instruments, Inc.                              32,800               1,065,344
-----------------------------------------------------------------------------------
Xilinx, Inc.                                          6,700                 177,148
-----------------------------------------------------------------------------------
                                                                          7,596,761
===================================================================================

SOFTWARE--3.66%

Adobe Systems, Inc.                                   9,600                 313,056
-----------------------------------------------------------------------------------
Autodesk, Inc.                                        4,400                 183,568
-----------------------------------------------------------------------------------
BMC Software, Inc.*                                   4,900                 100,401
-----------------------------------------------------------------------------------
Citrix Systems, Inc.*                                 3,700                 100,418
-----------------------------------------------------------------------------------
Computer Associates International, Inc.               8,700                 248,037
-----------------------------------------------------------------------------------
Compuware Corp.*                                      8,700                  80,301
-----------------------------------------------------------------------------------
Electronic Arts, Inc.*                                6,100                 343,796
-----------------------------------------------------------------------------------
Intuit, Inc.*                                         3,600                 192,852
-----------------------------------------------------------------------------------
Mercury Interactive Corp.*                            1,900                  52,820
-----------------------------------------------------------------------------------
Microsoft Corp.                                     183,400               5,082,014
-----------------------------------------------------------------------------------
Novell, Inc.*                                         8,500                  66,130
-----------------------------------------------------------------------------------
Oracle Corp.*                                        75,900                 954,063
-----------------------------------------------------------------------------------
Siebel Systems, Inc.                                 11,400                 119,700
-----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

COMMON STOCKS (CONCLUDED)

                                                    NUMBER OF
SECURITY DESCRIPTION                                 SHARES                   VALUE
-----------------------------------------------------------------------------------
SOFTWARE--(CONCLUDED)

Symantec Corp.*                                      24,106                $425,953
-----------------------------------------------------------------------------------
                                                                          8,263,109
===================================================================================

SPECIALTY RETAIL--2.28%

AutoNation, Inc.*                                     4,500                  93,240
-----------------------------------------------------------------------------------
AutoZone, Inc.*                                         800                  71,248
-----------------------------------------------------------------------------------
Bed, Bath & Beyond, Inc.*                             5,900                 251,694
-----------------------------------------------------------------------------------
Best Buy Co., Inc.                                    7,700                 371,448
-----------------------------------------------------------------------------------
Circuit City Stores-Circuit City Group                3,200                  66,976
-----------------------------------------------------------------------------------
Gap, Inc.                                            11,900                 206,822
-----------------------------------------------------------------------------------
Home Depot, Inc.                                     42,900               1,792,362
-----------------------------------------------------------------------------------
Limited Brands                                        7,600                 169,100
-----------------------------------------------------------------------------------
Lowe's Cos., Inc.                                    15,300               1,032,444
-----------------------------------------------------------------------------------
Office Depot, Inc.*                                   6,100                 181,048
-----------------------------------------------------------------------------------
OfficeMax, Inc.                                       1,400                  40,852
-----------------------------------------------------------------------------------
RadioShack Corp.                                      2,600                  59,306
-----------------------------------------------------------------------------------
Sherwin-Williams Co.                                  2,600                 113,984
-----------------------------------------------------------------------------------
Staples, Inc.                                        15,000                 346,500
-----------------------------------------------------------------------------------
Tiffany & Co.                                         3,300                 134,310
-----------------------------------------------------------------------------------
TJX Cos., Inc.                                        9,400                 210,654
-----------------------------------------------------------------------------------
                                                                          5,141,988
===================================================================================

TEXTILES & APPAREL--0.39%

Coach, Inc.*                                          7,400                 254,782
-----------------------------------------------------------------------------------
Jones Apparel Group, Inc.                             3,000                  86,280
-----------------------------------------------------------------------------------
Liz Claiborne, Inc.                                   2,500                  87,200
-----------------------------------------------------------------------------------
Nike, Inc., Class B                                   3,800                 324,140
-----------------------------------------------------------------------------------
V. F. Corp.                                           2,100                 118,965
-----------------------------------------------------------------------------------
                                                                            871,367
===================================================================================

TOBACCO--1.39%

Altria Group, Inc.                                   41,400               3,013,506
-----------------------------------------------------------------------------------
UST, Inc.                                             3,200                 123,456
-----------------------------------------------------------------------------------
                                                                          3,136,962
===================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.12%

Genuine Parts Co.                                     3,700                 163,947
-----------------------------------------------------------------------------------
W.W. Grainger, Inc.                                   1,500                 105,345
-----------------------------------------------------------------------------------
                                                                            269,292
-----------------------------------------------------------------------------------
Total Common Stocks (cost--$185,767,418)                                224,915,046
===================================================================================

--------------------------------------------------------------------------------
18

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                        MATURITY     INTEREST
  (000)                                                          DATES       RATES           VALUE
----------------------------------------------------------------------------------------------------
SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.07%
----------------------------------------------------------------------------------------------------
     $150  U.S. Treasury Bills++   (cost--$149,511)            01/05/06      3.350%@        $149,511
====================================================================================================
REPURCHASE AGREEMENT--0.11%
----------------------------------------------------------------------------------------------------
      249  Repurchase Agreement dated 11/30/05 with
             State Street Bank & Trust Co., collateralized
             by $251,840 U.S. Treasury Notes, 4.375%
             due 08/15/12; (value--$253,982); proceeds:
             $249,025 (cost--$249,000)                         12/01/05      3.570           249,000
----------------------------------------------------------------------------------------------------

NUMBER OF
 SHARES
  (000)
----------------------------------------------------------------------------------------------------
INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED--0.98%
----------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS+--0.31%
----------------------------------------------------------------------------------------------------
        1  AIM Liquid Assets Money Market Portfolio                          3.957               586
----------------------------------------------------------------------------------------------------
        2  AIM Prime Money Market Portfolio                                  3.995             2,054
----------------------------------------------------------------------------------------------------
       83  Barclays Prime Money Market Fund                                  3.927            83,448
----------------------------------------------------------------------------------------------------
        2  Dreyfus Institutional Cash Advantage Fund                         3.934             2,263
----------------------------------------------------------------------------------------------------
      622  UBS Private Money Market Fund LLC**                               3.948           621,940
----------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$710,291)                                                    710,291
====================================================================================================

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2005 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                        MATURITY     INTEREST
  (000)                                                          DATES       RATES          VALUE
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.67%
----------------------------------------------------------------------------------------------------
   $1,018  Repurchase Agreement dated 11/30/05 with
             Deutsche Bank Securities, Inc., collateralized
             by $1,050,000 Federal National Mortgage
             Association obligations, 4.625% due 10/15/14;
             (value--$1,039,669); proceeds: $1,018,541         12/01/05      3.990%       $1,018,428
----------------------------------------------------------------------------------------------------
      501  Repurchase Agreement dated 11/30/05 with
             Merrill Lynch & Co., Inc., collateralized by
             $350,000 Financing Corp., 10.350% due
             08/03/18; (value--$518,875); proceeds: $501,491   12/01/05      3.990           501,435
----------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost--$1,519,863)                                             1,519,863
----------------------------------------------------------------------------------------------------
Total Investments of Cash Collateral from Securities Loaned
(cost--$2,230,154)                                                                         2,230,154
----------------------------------------------------------------------------------------------------
Total Investments (cost--$188,396,083)--100.90%                                          227,543,711
----------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(0.90%)                                            (2,036,831)
----------------------------------------------------------------------------------------------------
Net Assets--100.00%                                                                     $225,506,880
====================================================================================================

*    Non-income producing security.
(1)  Security, or portion thereof, was on loan at November 30, 2005.
(2) Includes 800 Contingent Value Obligations, which are considered illiquid and are fair valued at zero by a valuation committee under the direction of the board of directors.
+    Interest rates shown reflect yield at November 30, 2005.
++   Entire amount pledged as collateral for futures transactions.
@    Interest rate shown is the discount rate at date of purchase.
** The table below details the Fund's transaction activity in an affiliated issuer for the six months ended November 30, 2005.

                                                                                         INCOME
                                       PURCHASES         SALES                         EARNED FROM
                                       DURING THE      DURING THE                     AFFILIATE FOR
                                       SIX MONTHS      SIX MONTHS                    THE SIX MONTHS
    SECURITY            VALUE AT         ENDED           ENDED         VALUE AT           ENDED
   DESCRIPTION          05/31/05        11/30/05        11/30/05       11/30/05         11/30/05
---------------------------------------------------------------------------------------------------
UBS Private Money
  Market Fund LLC      $1,590,001      $5,953,501      $6,921,562      $621,940          $2,163
---------------------------------------------------------------------------------------------------

FUTURES CONTRACTS
---------------------------------------------------------------------------------------------------
NUMBER OF                                                 IN           EXPIRATION       UNREALIZED
CONTRACTS              CONTRACTS TO RECEIVE           EXCHANGE FOR        DATE         APPRECIATION
---------------------------------------------------------------------------------------------------
    2                  S&P 500 Index Futures            $603,535      December 2005      $22,015
---------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
20

UBS S&P 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES -- NOVEMBER 30, 2005 (UNAUDITED)

ASSETS:

Investments in unaffiliated securities, at value (cost-$187,774,143) *                  $226,921,771
----------------------------------------------------------------------------------------------------
Investment in affiliated security, at value (cost-$621,940)                                  621,940
----------------------------------------------------------------------------------------------------
Cash                                                                                             805
----------------------------------------------------------------------------------------------------
Receivable for shares of beneficial interest sold                                             41,363
----------------------------------------------------------------------------------------------------
Receivable for dividends and interest                                                        514,927
----------------------------------------------------------------------------------------------------
Other assets                                                                                  33,312
----------------------------------------------------------------------------------------------------
Total assets                                                                             228,134,118
----------------------------------------------------------------------------------------------------
LIABILITIES:

Payable for cash collateral from securities loaned                                         2,230,154
----------------------------------------------------------------------------------------------------
Payable for shares of beneficial interest repurchased                                        185,339
----------------------------------------------------------------------------------------------------
Payable to affiliates                                                                         81,549
----------------------------------------------------------------------------------------------------
Payable for variation margin                                                                   4,100
----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                       126,096
----------------------------------------------------------------------------------------------------
Total liabilities                                                                          2,627,238
----------------------------------------------------------------------------------------------------
NET ASSETS:

Shares of beneficial interest-$0.001 par value per share (unlimited amount authorized)   223,500,410
----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                                            2,313,180
----------------------------------------------------------------------------------------------------
Accumulated net realized loss from investment activities and futures                     (39,476,353)
----------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures                                    39,169,643
----------------------------------------------------------------------------------------------------
Net assets                                                                              $225,506,880
====================================================================================================

* Includes $2,115,611 of investments in securities on loan, at value.

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES -- NOVEMBER 30, 2005 (UNAUDITED)

CLASS A:

Net assets                                                                              $148,089,335
----------------------------------------------------------------------------------------------------
Shares outstanding                                                                        10,121,464
----------------------------------------------------------------------------------------------------
Net asset value per share                                                                     $14.63
----------------------------------------------------------------------------------------------------
Maximum offering price per share (net asset value plus sales charge of 2.50%)                 $15.01
----------------------------------------------------------------------------------------------------

CLASS B:

Net assets                                                                               $10,105,934
----------------------------------------------------------------------------------------------------
Shares outstanding                                                                           700,431
----------------------------------------------------------------------------------------------------
Net asset value and offering price per share                                                  $14.43
----------------------------------------------------------------------------------------------------

CLASS C:

Net assets                                                                               $34,171,583
----------------------------------------------------------------------------------------------------
Shares outstanding                                                                         2,371,695
----------------------------------------------------------------------------------------------------
Net asset value and offering price per share                                                  $14.41
----------------------------------------------------------------------------------------------------

CLASS C-2:

Net assets                                                                                $5,537,028
----------------------------------------------------------------------------------------------------
Shares outstanding                                                                           383,626
----------------------------------------------------------------------------------------------------
Net asset value and offering price per share                                                  $14.43
----------------------------------------------------------------------------------------------------

CLASS Y:

Net assets                                                                               $27,603,000
----------------------------------------------------------------------------------------------------
Shares outstanding                                                                         1,874,751
----------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption value per share                                $14.72
====================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
22

UBS S&P 500 INDEX FUND

STATEMENT OF OPERATIONS

                                                                                  For The Six
                                                                                  Months Ended
                                                                               November 30, 2005
                                                                                  (unaudited)
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Dividends                                                                             $2,174,604
------------------------------------------------------------------------------------------------
Interest                                                                                   9,703
------------------------------------------------------------------------------------------------
Securities lending income (includes $2,163 earned from an affiliated entity)               6,890
------------------------------------------------------------------------------------------------
                                                                                       2,191,197
------------------------------------------------------------------------------------------------
EXPENSES:

Investment advisory and administration fees                                              229,126
------------------------------------------------------------------------------------------------
Service fees-Class A                                                                     180,874
------------------------------------------------------------------------------------------------
Service and distribution fees-Class B                                                     38,473
------------------------------------------------------------------------------------------------
Service and distribution fees-Class C                                                    178,936
------------------------------------------------------------------------------------------------
Service and distribution fees-Class C-2                                                   18,285
------------------------------------------------------------------------------------------------
Transfer agency and related services fees-Class A                                        142,913
------------------------------------------------------------------------------------------------
Transfer agency and related services fees-Class B                                          7,872
------------------------------------------------------------------------------------------------
Transfer agency and related services fees-Class C                                         16,296
------------------------------------------------------------------------------------------------
Transfer agency and related services fees-Class C-2                                        3,774
------------------------------------------------------------------------------------------------
Transfer agency and related services fees-Class Y                                          2,106
------------------------------------------------------------------------------------------------
Custody and accounting fees                                                               67,076
------------------------------------------------------------------------------------------------
Professional fees                                                                         40,456
------------------------------------------------------------------------------------------------
Reports and notices to shareholders                                                       35,144
------------------------------------------------------------------------------------------------
State registration fees                                                                   28,562
------------------------------------------------------------------------------------------------
Trustees' fees                                                                             6,899
------------------------------------------------------------------------------------------------
Other expenses                                                                            34,841
------------------------------------------------------------------------------------------------
                                                                                       1,031,633
------------------------------------------------------------------------------------------------
Less: Expense reimbursements by advisor                                                 (111,235)
------------------------------------------------------------------------------------------------
Net expenses                                                                             920,398
------------------------------------------------------------------------------------------------
Net investment income                                                                  1,270,799
------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:

Net realized gains from:
------------------------------------------------------------------------------------------------
  Investments                                                                          1,975,704
------------------------------------------------------------------------------------------------
  Futures                                                                                 89,996
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
------------------------------------------------------------------------------------------------
  Investments                                                                          8,553,632
------------------------------------------------------------------------------------------------
  Futures                                                                                 (2,159)
------------------------------------------------------------------------------------------------
Net realized and unrealized gain from investment activities                           10,617,173
------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $11,887,972
================================================================================================

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                       For The Six
                                                                       Months Ended        For The
                                                                    November 30, 2005    Year Ended
                                                                       (unaudited)      May 31, 2005
----------------------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                                  $1,270,799         $2,900,711
----------------------------------------------------------------------------------------------------
Net realized gains from investment activities and futures               2,065,700          1,358,725
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
  investments and futures                                               8,551,473         12,291,513
----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   11,887,972         16,550,949
----------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:

Net investment income-Class A                                                   -         (1,856,058)
----------------------------------------------------------------------------------------------------
Net investment income-Class B                                                   -           (146,148)
----------------------------------------------------------------------------------------------------
Net investment income-Class C                                                   -           (186,799)
----------------------------------------------------------------------------------------------------
Net investment income-Class C-2                                                 -            (52,637)
----------------------------------------------------------------------------------------------------
Net investment income-Class Y                                                   -           (375,536)
----------------------------------------------------------------------------------------------------
                                                                                -         (2,617,178)
----------------------------------------------------------------------------------------------------
FROM BENEFICIAL INTEREST TRANSACTIONS:

Net proceeds from the sale of shares                                   18,675,009         51,919,451
----------------------------------------------------------------------------------------------------
Cost of shares repurchased                                            (27,212,238)       (75,187,617)
----------------------------------------------------------------------------------------------------
Proceeds from dividends reinvested                                              -          2,555,310
----------------------------------------------------------------------------------------------------
Net decrease in net assets from beneficial interest transactions       (8,537,229)       (20,712,856)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                   3,350,743         (6,779,085)
----------------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of period                                                   222,156,137        228,935,222
----------------------------------------------------------------------------------------------------
End of period                                                        $225,506,880       $222,156,137
----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                        $2,313,180         $1,042,381
----------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
24

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS S&P 500 Index Fund (the "Fund") is a series of UBS Index Trust (the "Trust"), which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and was organized as a Delaware statutory trust on May 27, 1997.

Currently, the Fund offers Class A, Class B, Class C, Class C-2 and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares within a certain number of years after issuance which varies depending upon the amount invested. All classes of shares have equal voting privileges except that Class A, Class B, Class C, and Class C-2 shares each have exclusive voting rights with respect to their service and/or distribution plans. Class Y shares have no service or distribution plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates net asset values based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (US) Inc.

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

("UBS Global AM"), the investment advisor, administrator and principal underwriter of the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees (the "Board"). Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method.

--------------------------------------------------------------------------------
26

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

FUTURES CONTRACTS--Upon entering into a financial futures contract, the Fund is required to deposit in a separate account, an amount of cash and/or liquid securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. Variation margin calls could be substantial in the event of adverse price movements.

Using financial futures contracts involves various market risks. If the Fund were unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make variation margin payments and might be required to maintain the position being hedged or to maintain cash or securities in a separate account. Furthermore, certain characteristics of the futures market might increase the risk that movements in the prices of the financial futures contracts might not correlate perfectly with movements in the prices of the investments being hedged, including temporary price distortions. The separate account for margin may be maintained at the futures counterparty and may be subject to risks or delays if the counterparty becomes insolvent.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an Investment Advisory and Administration Contract ("Advisory Contract"), under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets. At November 30, 2005, the Fund owed UBS Global AM $37,666 for investment advisory and administration fees.

UBS Global AM has contractually undertaken to reimburse a portion of the Fund's expenses, when necessary, to maintain the total annual operating expenses of Class A, Class B, Class C, Class C-2 and Class Y shares at a level not to exceed 0.70%, 1.10%, 1.45%, 1.10% and 0.45%, respectively through September 30, 2006.
The Fund will reimburse UBS Global AM for any such payments during the following three-year period to the extent that operating expenses are otherwise below the expense caps. At November 30, 2005, UBS Global AM owed the Fund $23,116 for expense reimbursements under the above agreement. For the six months ended November 30, 2005, the Fund reimbursed expenses of $111,235 and recouped $5,541 under previous, similar expense cap agreements, which is included in the investment advisory and administration fees on the Statement of Operations.

At November 30, 2005, the Fund had remaining expense reimbursements subject to repayment to UBS Global AM and respective dates of expiration as follows:

Expense Reimbursements       Expires        Expires        Expires        Expires
Subject to Repayment       May 31, 2006   May 31, 2007   May 31, 2008   May 31, 2009
------------------------------------------------------------------------------------
Class A                      $102,785       $159,802       $131,391        $99,411
------------------------------------------------------------------------------------
Class B                            --          6,827          9,281          4,261
------------------------------------------------------------------------------------
Class C                        67,891         29,556         14,544          5,485
------------------------------------------------------------------------------------
Class C-2                          --          4,187          5,863          2,078
------------------------------------------------------------------------------------
Class Y                         5,454            721             --             --
====================================================================================

ADDITIONAL INFORMATION REGARDING COMPENSATION TO AFFILIATE OF A BOARD MEMBER

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Fund. The Fund has been informed that Professor Feldberg's role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm's ability to provide best execution of the transactions. During the six months ended November 30, 2005, the Fund paid brokerage commissions to Morgan Stanley in the amount of $1,998. During the six months ended November 30, 2005, the Fund purchased and sold

--------------------------------------------------------------------------------
28

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $129,627. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a "mark-up" or "mark-down" of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

SERVICE AND DISTRIBUTION PLANS

UBS Global AM is the principal underwriter of the Fund's shares. There is no distribution plan with respect to the Fund's Class Y shares. Under separate plans of service and/or distribution pertaining to Class A, Class B, Class C and Class C-2 shares, the Fund pays UBS Global AM monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B, Class C and Class C-2 shares and monthly distribution fees at the annual rate of 0.40% of the average daily net assets of Class B and Class C-2, and 0.75% of the average daily net assets of Class C shares. At November 30, 2005, the Fund owed UBS Global AM $66,880 in service and distribution fees.

UBS Global AM also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B, Class C and Class C-2 shares. UBS Global AM has informed the Fund that for the six months ended November 30, 2005, it earned $25,999, $10,623, and $429 in initial sales and deferred sales charges on Class A, Class B, and Class C shares, respectively. UBS Global AM received no deferred sales charges on Class C-2 shares during the same period.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund.

For the six months ended November 30, 2005, UBS Financial Services Inc. received from PFPC, not the Fund, $25,376 of the total transfer agency and related services fees paid by the Fund to PFPC.

SECURITIES LENDING

The Fund may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. For the six months ended November 30, 2005, UBS Securities LLC earned $911 in compensation as the Fund's lending agent. At November 30, 2005, the Fund owed UBS Securities LLC $119 in compensation as the Fund's lending agent.

BANK LINE OF CREDIT

The Fund participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company ("Committed Credit Facility"), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to the Fund at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. During the six months ended November 30, 2005, the Fund had an average daily amount of borrowing of $1,157,370 for 6 days with a related weighted average annualized interest rate of 3.96%, which resulted in $764 of interest expense.

PURCHASES AND SALES OF SECURITIES

For the six months ended November 30, 2005, aggregate purchases and sales of portfolio securities, excluding short-term securities and U.S. Government securities, were $5,429,869 and $12,160,683, respectively.

For the six months ended November 30, 2005, aggregate sales of U.S. Government securities, excluding short-term securities were $43,249.

FEDERAL TAX STATUS

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

--------------------------------------------------------------------------------
30

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2005 was ordinary income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund's fiscal year ending May 31, 2006.

At May 31, 2005, the Fund had a net capital loss carryforward of $19,173,390. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire as follows: $9,993,028 in 2010 and $9,180,362 in 2011. The capital loss carryforward includes $16,519,533 of capital losses from the acquisition of UBS Enhanced S&P 500 Fund on November 7, 2003. These losses may be subject to annual limitations pursuant to section 382(b)(1) of the Internal Revenue Code. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. In addition, the Fund utilized $3,059,030 of the capital loss carryforward to offset current year realized gains.

For federal income tax purposes, which was substantially the same for book purposes, the tax cost of investments and the components of net unrealized appreciation of investments at November 30, 2005 were as follows:

Tax cost of investments                                                     $188,396,083
----------------------------------------------------------------------------------------
Gross appreciation (investments having an excess of value over cost)          48,758,129
----------------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)           9,610,501
========================================================================================
Net unrealized appreciation                                                  $39,147,628
========================================================================================

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                       CLASS A                          CLASS B
                             -----------------------------------------------------------
FOR THE SIX MONTHS ENDED
NOVEMBER 30, 2005:            SHARES           AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------
Shares sold                  1,023,219      $14,563,016         24,112          $339,586
----------------------------------------------------------------------------------------
Shares repurchased          (1,398,567)     (19,831,809)      (106,439)       (1,479,763)
----------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A           158,723        2,235,513       (160,936)       (2,235,513)
----------------------------------------------------------------------------------------
Net decrease                  (216,625)     $(3,033,280)      (243,263)      $(3,375,690)
----------------------------------------------------------------------------------------

                                       CLASS C                         CLASS C-2
                             -----------------------------------------------------------
FOR THE SIX MONTHS ENDED
NOVEMBER 30, 2005:            SHARES           AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------
Shares sold                    69,501          $968,230            256            $3,601
----------------------------------------------------------------------------------------
Shares repurchased           (326,991)       (4,593,439)       (41,132)         (573,330)
----------------------------------------------------------------------------------------
Net decrease                 (257,490)      $(3,625,209)       (40,876)        $(569,729)
========================================================================================

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                       CLASS Y
                             -------------------------
FOR THE SIX MONTHS ENDED
NOVEMBER 30, 2005:            SHARES          AMOUNT
------------------------------------------------------
Shares sold                  195,893        $2,800,576
------------------------------------------------------
Shares repurchased           (51,478)         (733,897)
------------------------------------------------------
Net increase                 144,415        $2,066,679
======================================================

                                       CLASS A                          CLASS B
                             -----------------------------------------------------------
FOR THE YEAR ENDED
MAY 31, 2005:                 SHARES           AMOUNT           SHARES          AMOUNT
----------------------------------------------------------------------------------------
Shares sold                  3,103,371      $41,676,324         56,705          $749,468
----------------------------------------------------------------------------------------
Shares repurchased          (3,822,545)     (51,508,140)      (408,031)       (5,487,684)
----------------------------------------------------------------------------------------
Shares converted from
  Class B to Class A           155,137        2,091,271       (156,899)       (2,091,271)
----------------------------------------------------------------------------------------
Dividends reinvested           130,678        1,829,490          9,266           128,338
----------------------------------------------------------------------------------------
Net decrease                  (433,359)     $(5,911,055)      (498,959)      $(6,701,149)
========================================================================================

                                       CLASS C                        CLASS C-2
                             -----------------------------------------------------------
FOR THE YEAR ENDED
MAY 31, 2005:                 SHARES           AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------
Shares sold                  159,931        $2,122,508             754            $9,971
----------------------------------------------------------------------------------------
Shares repurchased          (739,802)       (9,860,169)       (112,271)       (1,489,810)
----------------------------------------------------------------------------------------
Dividends reinvested          12,764           177,170           3,599            49,881
----------------------------------------------------------------------------------------
Net decrease                (567,107)      $(7,560,491)       (107,918)      $(1,429,958)
========================================================================================

                                       CLASS Y
                             -------------------------
FOR THE YEAR ENDED
MAY 31, 2005:                 SHARES          AMOUNT
------------------------------------------------------
Shares sold                  545,025        $7,361,180
------------------------------------------------------
Shares repurchased          (502,926)       (6,841,814)
------------------------------------------------------
Dividends reinvested          26,365           370,431
------------------------------------------------------
Net increase                  68,464          $889,797
======================================================

--------------------------------------------------------------------------------
32

                  (This page has been left blank intentionally)

UBS S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                 Class A
                                          ------------------------------------------------------------------------------

                                           For the Six
                                          Months Ended
                                          November 30,                   For the Years Ended May 31,
                                              2005        --------------------------------------------------------------
                                          (unaudited)         2005         2004         2003         2002         2001
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $13.86        $13.04       $11.19       $12.37       $14.90       $17.74
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                    0.09*         0.19*        0.13*        0.12*        0.10*        0.10*
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
   gains (losses) from
   investment activities                        0.68          0.81         1.82        (1.20)       (2.22)       (2.02)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from
   operations                                   0.77          1.00         1.95        (1.08)       (2.12)       (1.92)
------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income              --         (0.18)       (0.10)       (0.10)       (0.08)       (0.08)
------------------------------------------------------------------------------------------------------------------------
Distributions from net realized
   gains from investment activities               --            --           --           --        (0.33)       (0.84)
------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
   to shareholders                                --         (0.18)       (0.10)       (0.10)       (0.41)       (0.92)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $14.63        $13.86       $13.04       $11.19       $12.37       $14.90
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                      5.56%         7.62%       17.48%       (8.70)%     (14.37)%     (11.12)%
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)           $148,089      $143,288     $140,491      $79,638      $59,485      $34,036
------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
   net of fee waivers and/or expense
   reimbursements by advisor                    0.70%**       0.70%        0.70%        0.67%        0.60%        0.60%
------------------------------------------------------------------------------------------------------------------------
Expenses to average net assets,
   before fee waivers and/or expense
   reimbursements by advisor                    0.84%**       0.79%        0.84%        0.84%        0.82%        0.75%
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to average
   net assets, net of fee waivers and/or
   expense reimbursements by advisor            1.26%**       1.41%        1.02%        1.14%        0.78%        0.56%
------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) to average
   net assets, before fee waivers and/or
   expense reimbursements by advisor            1.12%**       1.32%        0.88%        0.97%        0.56%        0.41%
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 2%            7%          16%          10%          12%          32%
========================================================================================================================

*    Calculated using the average month-end shares outstanding for the period.
**   Annualized.
#    Amount earned represents less than $0.005 per share.
++   Amount of dividend paid represents less than $0.005 per share.
+    Commencement of issuance of shares.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
34

UBS S&P 500 INDEX FUND

                    Class B                                                       Class C
----------------------------------------------     ---------------------------------------------------------------------

 For the Six                    For the Period      For the Six
Months Ended                      November 7,      Months Ended
November 30,      For the           2003+          November 30,                 For the Years Ended May 31,
    2005         Year Ended        through             2005      --------------------------------------------------------
(unaudited)     May 31, 2005     May 31, 2004       (unaudited)     2005       2004       2003          2002       2001
----------------------------------------------     ----------------------------------------------------------------------
  $13.70          $12.89           $12.12            $13.70       $12.89     $11.06     $12.21        $14.74     $17.61
----------------------------------------------     ----------------------------------------------------------------------
    0.06*           0.13*            0.04*             0.04*        0.09*      0.03*      0.04*         0.00*#    (0.03)*
----------------------------------------------     ----------------------------------------------------------------------

    0.67            0.80             0.77              0.67         0.79       1.81      (1.19)        (2.20)     (2.00)
----------------------------------------------     ----------------------------------------------------------------------

    0.73            0.93             0.81              0.71         0.88       1.84      (1.15)        (2.20)     (2.03)
----------------------------------------------     ----------------------------------------------------------------------
      --           (0.12)           (0.04)               --        (0.07)     (0.01)     (0.00)++         --         --
----------------------------------------------     ----------------------------------------------------------------------

      --              --               --                --           --         --         --         (0.33)     (0.84)
----------------------------------------------     ----------------------------------------------------------------------

      --           (0.12)           (0.04)               --        (0.07)     (0.01)     (0.00)++      (0.33)     (0.84)
----------------------------------------------     ----------------------------------------------------------------------
  $14.43          $13.70           $12.89            $14.41       $13.70     $12.89     $11.06        $12.21     $14.74
----------------------------------------------     ----------------------------------------------------------------------
    5.33%           7.18%            6.70%             5.18%        6.79%     16.68%     (9.39)%      (15.04)%   (11.81)%
----------------------------------------------     ----------------------------------------------------------------------

 $10,106         $12,924          $18,595           $34,172      $36,023    $41,204    $31,277       $39,381    $42,544
----------------------------------------------     ----------------------------------------------------------------------

    1.10%**         1.10%            1.10%**           1.45%**      1.45%      1.45%      1.42%         1.35%      1.35%
----------------------------------------------     ----------------------------------------------------------------------

    1.17%**         1.15%            1.18%**           1.48%**      1.49%      1.53%      1.63%         1.60%      1.54%
----------------------------------------------     ----------------------------------------------------------------------

    0.82%**         1.01%            0.59%**           0.50%**      0.66%      0.27%      0.39%         0.02%     (0.17)%
----------------------------------------------     ----------------------------------------------------------------------

    0.75%**         0.96%            0.51%**           0.47%**      0.62%      0.19%      0.18%        (0.23)%    (0.36)%
----------------------------------------------     ----------------------------------------------------------------------
       2%              7%              16%                2%           7%        16%        10%           12%        32%
==============================================     ======================================================================

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                               Class C-2
                                                       -------------------------------------------------------
                                                       For the Six                              For the Period
                                                       Months Ended                               November 7,
                                                       November 30,             For the              2003+
                                                           2005               Year Ended            through
                                                       (unaudited)           May 31, 2005        May 31, 2004
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $13.70                 $12.89              $12.12
--------------------------------------------------------------------------------------------------------------
Net investment income                                      0.06*                  0.13*               0.04*
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses) from
   investment activities                                   0.67                   0.79                0.77
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) from operations                    0.73                   0.92                0.81
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income                         --                  (0.11)              (0.04)
--------------------------------------------------------------------------------------------------------------
Distributions from net realized gains from
   investment activities                                     --                     --                  --
--------------------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders            --                  (0.11)              (0.04)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $14.43                 $13.70              $12.89
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                                 5.33%                  7.15%               6.70%
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                        $5,537                 $5,816              $6,862
--------------------------------------------------------------------------------------------------------------
Expenses to average net assets, net of fee waivers
   and/or expense reimbursements by and
   recoupments to advisor                                  1.10%**                1.10%               1.10%**
--------------------------------------------------------------------------------------------------------------
Expenses to average net assets, before fee waivers
   and/or expense reimbursements by advisor                1.17%**                1.19%               1.21%**
--------------------------------------------------------------------------------------------------------------
Net investment income to average net assets,
   net of fee waivers and/or expense reimbursements
   by and recoupments to advisor                           0.85%**                1.01%               0.60%**
--------------------------------------------------------------------------------------------------------------
Net investment income to average net assets,
   before fee waivers and/or expense
   reimbursements by advisor                               0.78%**                0.92%               0.49%**
--------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            2%                     7%                 16%
==============================================================================================================

* Calculated using the average month-end shares outstanding for the period. ** Annualized.
@ The advisor recouped expenses previously paid by the advisor on behalf of the Fund, not to exceed the expense cap.
+   Commencement of issuance of shares.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
36

UBS S&P 500 INDEX FUND

                                Class y
 --------------------------------------------------------------------------------

  For the Six
 Months Ended
 November 30,                 For the Years Ended May 31,
     2005        ----------------------------------------------------------------
 (unaudited)        2005         2004          2003          2002          2001
---------------------------------------------------------------------------------
  $13.93          $13.11       $11.24        $12.41        $14.94        $17.76
---------------------------------------------------------------------------------
    0.11*           0.23*        0.15*         0.14*         0.14*         0.13*
---------------------------------------------------------------------------------

    0.68            0.80         1.84         (1.19)        (2.24)        (2.01)
---------------------------------------------------------------------------------
    0.79            1.03         1.99         (1.05)        (2.10)        (1.88)
---------------------------------------------------------------------------------
      --           (0.21)       (0.12)        (0.12)        (0.10)        (0.10)
---------------------------------------------------------------------------------

      --              --           --            --         (0.33)        (0.84)
---------------------------------------------------------------------------------
      --           (0.21)       (0.12)        (0.12)        (0.43)        (0.94)
---------------------------------------------------------------------------------
  $14.72          $13.93       $13.11        $11.24        $12.41        $14.94
---------------------------------------------------------------------------------
    5.67%           7.83%       17.79%        (8.42)%      (14.23)%      (10.86)%
---------------------------------------------------------------------------------

 $27,603         $24,105      $21,783       $12,324        $5,517        $8,162
---------------------------------------------------------------------------------

    0.45%**@        0.45%@       0.45%         0.42%         0.35%         0.35%
---------------------------------------------------------------------------------

    0.45%**         0.45%        0.45%         0.58%         0.64%         0.56%
---------------------------------------------------------------------------------

    1.52%**@        1.67%@       1.24%         1.39%         1.01%         0.78%
---------------------------------------------------------------------------------

    1.52%**         1.67%        1.24%         1.23%         0.72%         0.57%
---------------------------------------------------------------------------------
       2%              7%          16%           10%           12%           32%
=================================================================================

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES, PROCEDURES AND RECORD

You may obtain a description of the Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the 12-month period ended June 30, 2005, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Fund upon request by calling 1-800-647 1568.

--------------------------------------------------------------------------------
38

UBS S&P 500 INDEX FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND
ADMINISTRATION CONTRACT (UNAUDITED)

BACKGROUND--At a meeting of the board of UBS Index Trust (the "Trust") on July 20, 2005, the members of the board, including the trustees who are not "interested persons" of the Trust ("Independent Trustees") as defined in the Investment Company Act of 1940, as amended, considered and approved the continuance of the Advisory and Administration Contract for UBS S&P 500 Index Fund, a series of the Trust (the "Fund"). In preparing for the meeting, the board members had requested and received information from UBS Global Asset Management (US) Inc. ("UBS Global AM") to assist them, including performance and expense information for other investment companies with similar investment objectives. The board received and considered a variety of information about UBS Global AM, as well as the advisory, administrative and distribution arrangements for the Fund. The Independent Trustees discussed the materials initially provided by management prior to the scheduled board meeting in a session with their independent legal counsel and requested, and received from management, supplemental materials to assist them in their consideration of the Advisory and Administration Contract. Subsequently, the Chairman of the board and independent legal counsel to the Independent Trustees met with management representatives to discuss generally how information would be provided at the board meeting. The Independent Trustees also met for several hours the evening before the board meeting and met again after management's presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees met in session with their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration and distribution agreements.

BOARD APPROVAL OF ADVISORY AND ADMINISTRATION CONTRACT--In its consideration of the approval of the Advisory and Administration Contract, the board, including the Independent Trustees, considered the following factors:

NATURE, EXTENT AND QUALITY OF THE SERVICES UNDER THE ADVISORY AND ADMINISTRATION CONTRACT--The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS Global AM under the Advisory and Administration Contract during the past year. The board also received a description of the administrative and other services rendered to the Fund and its shareholders by UBS Global AM. The board noted that information received at regular meetings throughout the year related to the services rendered by UBS Global AM concerning the management of the Fund's affairs and UBS Global AM's role in coordinating providers of other services to the Fund, including custody, accounting and transfer agency services. The board's evaluation of the services provided by UBS Global AM took into account the board's knowledge and familiarity gained as board members of funds in the UBS fund

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND
ADMINISTRATION CONTRACT (UNAUDITED)

complex, including the scope and quality of UBS Global AM's investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund's expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Fund's senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and recognized that many of these persons report to the board regularly, some at every board meeting. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG.

The board reviewed how transactions in fund assets are effected. In conducting its review, the board had available UBS Global AM's brokerage policies and practices, the standards applied in seeking best execution, UBS Global AM's policies and practices regarding soft dollars, the use of a broker affiliated with UBS Global AM and the existence of quality controls applicable to brokerage allocations procedures. The board noted that UBS Global AM acts as the principal underwriter of the Fund's shares and that it may enter into dealer agreements with UBS Financial Services Inc. and with unaffiliated broker-dealers to authorize them to sell the Fund's shares. In addition, management also reported to the board on, among other things, its disaster recovery plans and portfolio manager compensation plan.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund under the Advisory and Administration Contract.

FUND PERFORMANCE--The board received and considered performance information of the Fund compared to other funds (the "Performance Universe") selected by Lipper, Inc. ("Lipper"), an independent provider of investment company data, over the one-, three-, and five-year periods ended May 31, 2005 and since inception. The board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund's performance.

The comparative Lipper information showed that the Fund's performance as com-pared against the Performance Universe was in the fourth quintile for the one-, three- and five-year periods and in the third quintile since inception. The board requested a further explanation from management regarding the performance of the Fund. Management explained that the Fund's performance relative to certain of its peers was adversely affected by its relatively small size. Management also

--------------------------------------------------------------------------------
40

UBS S&P 500 INDEX FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND
ADMINISTRATION CONTRACT (UNAUDITED)

stated that (i) it believed that it will begin to achieve some benefits of size as responsibility for portfolio management was shifted earlier this year to personnel responsible for greater amounts of indexed assets; (ii) it believed that the fund is currently prudently managed; and (iii) it hoped that following this shift the Fund's performance would become more satisfactory.

ADVISORY FEES AND EXPENSE RATIOS--The board reviewed and considered the contractual advisory and administration fee (the "Contractual Management Fee") payable by the Fund to UBS Global AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS Global AM. The board also reviewed and considered the actual fee rate (the "Actual Management Fee") paid by the Fund. The board also considered that UBS Global AM had entered into a written expense reimbursement agreement with the Fund pursuant to which UBS Global AM is contractually obligated to reimburse the Fund so that the annual total operating expenses of each class of the fund through September 30, 2006 would not exceed 0.70% for Class A, 1.10% for Class B, 1.45% for Class C, 1.10% for Class C-2 and 0.45% for Class Y. Additionally, the board received and considered information comparing the Fund's Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper (the "Expense Group"). The board also considered that the Fund has agreed to repay UBS Global AM for those reimbursed expenses if the Fund can do so over the following three years without causing its expenses in any of those years to exceed these expense caps.

The comparative Lipper information showed that the Fund's Contractual Management Fee and Actual Management Fee were each in the first quintile in the Fund's Expense Group (i.e., lowest of nine for the comparison periods utilized in the Lipper report). In addition, the board noted that the Fund's total expenses were the third highest of the nine funds in its Expense Group for the comparison periods utilized in the Lipper report. Management noted that one reason for the Fund's relatively high total expenses was the relatively small size of shareholder accounts, which resulted in higher transfer agency and related services fees and other fixed expenses.

Taking all of the above information into consideration, the board determined that the management fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Advisory and Administration Contract.

ADVISOR PROFITABILITY--The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Fund. The board also received profitability information with respect to the entire UBS New York fund complex. In addition, the board received information with respect to UBS Global AM's allocation methodologies used in preparing this profitability data.

--------------------------------------------------------------------------------

UBS S&P 500 INDEX FUND

BOARD APPROVAL OF INVESTMENT ADVISORY AND
ADMINISTRATION CONTRACT (UNAUDITED)

UBS Global AM's profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

ECONOMIES OF SCALE--The board received and considered information from management regarding whether it has achieved economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential realization of further economies of scale. The board considered whether economies of scale in the provision of services to the Fund were being passed along to shareholders. The board also considered whether alternative fee structures (such as breakpoints) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies.

The board noted that the Fund's Contractual Management Fee did not contain any breakpoints and considered management's statement that it believed economies of scale were being appropriately shared with Fund shareholders. The board also noted that, although the Fund's assets have vacillated over time, when and to the extent the Fund's assets have increased it has realized other economies of scale as certain expenses, such as fees for Trustees, auditors and legal fees, become a smaller percentage of overall assets. The board also recognized that, as noted by management, advisory agreements for many funds do not contain breakpoints.

Generally, in light of UBS Global AM's profitability data and the Actual (as well as Contractual) Management Fee, the board believed that UBS Global AM's sharing of current economies of scale with the Fund was acceptable.

OTHER BENEFITS TO UBS GLOBAL AM--The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS Global AM's ongoing commitment to the Fund, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Advisory and Administration Contract to continue for another year.

In making its decision, the board identified no single factor as being determinative in approving the Advisory and Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the entire process. The board discussed the proposed continuance of the Advisory and Administration Contract in a private session with their independent legal counsel at which no representatives of UBS Global AM were present.

--------------------------------------------------------------------------------
42

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

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

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

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

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

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

TRUSTEES

Richard Q. Armstrong                            Meyer Feldberg
Chairman
                                                Bernard Garil
David J. Beaubien
                                                Heather R. Higgins
Alan S. Bernikow
                                                William D. White
Richard R. Burt

PRINCIPAL OFFICERS

W. Douglas Beck                                 Thomas Disbrow
President                                       Vice President and Treasurer

Mark F. Kemper
Vice President and Secretary

INVESTMENT ADVISOR,
ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

(C) 2006 UBS Global Asset Management (US) Inc.
    All rights reserved.

[LOGO OF UBS] UBS                                                ---------------
                                                                    Presorted
                                                                    Standard
              UBS GLOBAL ASSET MANAGEMENT (US) INC.                US Postage
              51 West 52nd Street                                     PAID
              New York, NY 10019-6114                            Smithtown, NY
                                                                   Permit 700
                                                                 ---------------

ITEM 2.  CODE OF ETHICS.
------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.
---------------------------------

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
--------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to the registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
--------------------------------------------------------------------------

Not applicable to the registrant.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

    (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

    (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

    (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

    (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

    (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

    (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Index Trust

By:    /s/ W. Douglas Beck
       -------------------
       W. Douglas Beck
       President

Date:  February 8, 2006
       ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ W. Douglas Beck
       -------------------
       W. Douglas Beck
       President

Date:  February 8, 2006
       ----------------

By:    /s/ Thomas Disbrow
       ------------------
       Thomas Disbrow
       Vice President and Treasurer

Date:  February 8, 2006
       ----------------